UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place,

Mission, KS 66025

(Address of principal executive offices) (Zip code)

Laura Symon Browne

5420 W. 61st Place,

Mission, KS 66025

(Name and address of agent for service)

913-677-7778

(registrant’s telephone number, including area code)

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Buffalo Blue Chip Growth Fund
Investor Class | BUFEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.89%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance leadership within the large cap category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). Outperformance from this group was a result of the belief that these companies possess strategic advantages related to artificial intelligence (AI). The Fund maintained a large weighting to the Magnificent Seven companies throughout the period which drove positive performance results, however the Fund remained materially below the concentration level of the benchmark across these companies for prudent risk management, which led to underperformance compared to the preferred benchmark.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	Meta Platforms, Inc. - Class A
↑	Broadcom, Inc.

Top Detractors
↓	Microsoft Corporation
↓	Marvell Technology, Inc.
↓	DexCom, Inc.
↓	Advanced Micro Devices, Inc.
↓	NICE Ltd.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-AR-119628105

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Blue Chip Growth Fund Investor Class	5.03	17.81	12.81
Russell 3000 Index	7.22	18.18	11.80
Russell 1000 Growth Index	7.76	20.09	15.12
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$137,461,279
Number of Holdings	81
Net Advisory Fee	$1,100,482
Portfolio Turnover Rate	53%
Weighted Average Market Capitalization	$1,297.43B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	9.6%
Apple, Inc.	9.5%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	5.8%
Fidelity Money Market Government Portfolio	4.8%
Meta Platforms, Inc.	4.4%
Visa, Inc.	2.2%
Broadcom, Inc.	2.0%
Eli Lilly & Co.	1.9%
Sector Breakdown (%)

Information Technology
38.5%
Consumer Discretionary
14.2%
Communication Services
12.5%
Health Care
9.5%
Financials
8.7%
Industrials
5.7%
Consumer Staples
1.7%
Materials
1.6%
Energy
1.3%
Other Sectors & Cash
6.3%

Buffalo Blue Chip Growth Fund	PAGE 2	TSR-AR-119628105

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Large Cap Fund” to “Buffalo Blue Chip Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Blue Chip Growth Fund. The changes were made to align the language of the principal investment strategies with the removal of “Large” and the addition of “Blue Chip” and “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 3	TSR-AR-119628105

Buffalo Blue Chip Growth Fund
Institutional Class | BUIEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.77%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance leadership within the large cap category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). Outperformance from this group was a result of the belief that these companies possess strategic advantages related to artificial intelligence (AI). The Fund maintained a large weighting to the Magnificent Seven companies throughout the period which drove positive performance results, however the Fund remained materially below the concentration level of the benchmark across these companies for prudent risk management, which led to underperformance compared to the preferred benchmark.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	Meta Platforms, Inc. - Class A
↑	Broadcom, Inc.

Top Detractors
↓	Microsoft Corporation
↓	Marvell Technology, Inc.
↓	DexCom, Inc.
↓	Advanced Micro Devices, Inc.
↓	NICE Ltd.
Buffalo Blue Chip Growth Fund	PAGE 1	TSR-AR-119530830

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Blue Chip Growth Fund Institutional Class	5.16	17.97	13.67
Russell 3000 Index	7.22	18.18	12.79
Russell 1000 Growth Index	7.76	20.09	16.32
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$137,461,279
Number of Holdings	81
Net Advisory Fee	$1,100,482
Portfolio Turnover Rate	53%
Weighted Average Market Capitalization	$1,297.43B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	9.6%
Apple, Inc.	9.5%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	5.8%
Fidelity Money Market Government Portfolio	4.8%
Meta Platforms, Inc.	4.4%
Visa, Inc.	2.2%
Broadcom, Inc.	2.0%
Eli Lilly & Co.	1.9%
Sector Breakdown (%)
Buffalo Blue Chip Growth Fund	PAGE 2	TSR-AR-119530830

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Large Cap Fund” to “Buffalo Blue Chip Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Blue Chip Growth Fund. The changes were made to align the language of the principal investment strategies with the removal of “Large” and the addition of “Blue Chip” and “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Blue Chip Growth Fund	PAGE 3	TSR-AR-119530830

Buffalo Early Stage Growth Fund
Investor Class | BUFOX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.38%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Willdan Group, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Halozyme Therapeutics, Inc.
↑	Shift4 Payments, Inc. - Class A
↑	Playa Hotels & Resorts N.V.

Top Detractors
↓	Bowman Consulting Group Ltd.
↓	ICF International, Inc.
↓	Progyny, Inc.
↓	SunOpta, Inc.
↓	NAPCO Security Technologies, Inc.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-AR-119530301

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Early Stage Growth Fund Investor Class	-7.55	9.45	6.42
Russell 3000 Index	7.22	18.18	11.80
Russell 2000 Growth Index	-4.86	10.78	6.14
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$60,563,551
Number of Holdings	57
Net Advisory Fee	$932,876
Portfolio Turnover Rate	18%
Weighted Average Market Capitalization	$2.80B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	6.5%
HealthStream, Inc.	3.6%
Willdan Group, Inc.	3.0%
Compass Diversified Holdings	3.0%
Champion Homes, Inc.	2.8%
Option Care Health, Inc.	2.8%
Halozyme Therapeutics, Inc.	2.8%
Hamilton Lane, Inc.	2.6%
Federal Signal Corp.	2.6%
Bowman Consulting Group Ltd.	2.5%
Sector Breakdown (%)

Industrials
27.7%
Health Care
23.2%
Information Technology
13.8%
Financials
11.5%
Consumer Discretionary
10.7%
Consumer Staples
2.0%
Materials
1.7%
Energy
1.6%
Real Estate
1.4%
Other Sectors & Cash
6.4%

Buffalo Early Stage Growth Fund	PAGE 2	TSR-AR-119530301

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Early Stage Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 3	TSR-AR-119530301

Buffalo Early Stage Growth Fund
Institutional Class | BUIOX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.35%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Willdan Group, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Halozyme Therapeutics, Inc.
↑	Shift4 Payments, Inc. - Class A
↑	Playa Hotels & Resorts N.V.

Top Detractors
↓	Bowman Consulting Group Ltd.
↓	ICF International, Inc.
↓	Progyny, Inc.
↓	SunOpta, Inc.
↓	NAPCO Security Technologies, Inc.
Buffalo Early Stage Growth Fund	PAGE 1	TSR-AR-119530889

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Early Stage Growth Fund Institutional Class	-7.55	9.59	4.11
Russell 3000 Index	7.22	18.18	12.79
Russell 2000 Growth Index	-4.86	10.78	4.92
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$60,563,551
Number of Holdings	57
Net Advisory Fee	$932,876
Portfolio Turnover Rate	18%
Weighted Average Market Capitalization	$2.80B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	6.5%
HealthStream, Inc.	3.6%
Willdan Group, Inc.	3.0%
Compass Diversified Holdings	3.0%
Champion Homes, Inc.	2.8%
Option Care Health, Inc.	2.8%
Halozyme Therapeutics, Inc.	2.8%
Hamilton Lane, Inc.	2.6%
Federal Signal Corp.	2.6%
Bowman Consulting Group Ltd.	2.5%
Sector Breakdown (%)
Buffalo Early Stage Growth Fund	PAGE 2	TSR-AR-119530889

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Early Stage Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Early Stage Growth Fund	PAGE 3	TSR-AR-119530889

Buffalo Flexible Allocation Fund
Investor Class | BUFBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	1.00%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Financials, Consumer Staples, and Health Care companies were the largest contributors to positive results for the Fund throughout the year with meaningful impact from specific companies like Costco Wholesale Corporation, Arthur J. Gallagher & Co., and Gilead Sciences. The Fund has dividend income characteristics which impacted relative performance compared to the Russell 3000® Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Costco Wholesale Corporation
↑	Arthur J. Gallagher & Co.
↑	Kinder Morgan, Inc. - Class P
↑	International Business Machines Corporation
↑	Gilead Sciences, Inc.

Top Detractors
↓	APA Corporation
↓	Microsoft Corporation
↓	Merck & Co., Inc.
↓	ConocoPhillips
↓	Marathon Petroleum Corporation
Buffalo Flexible Allocation Fund	PAGE 1	TSR-AR-119428100

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Flexible Allocation Fund Investor Class	5.17	16.78	8.18
Russell 3000 Index	7.22	18.18	11.80
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$467,518,181
Number of Holdings	48
Net Advisory Fee	$4,080,497
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$432.67B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	8.4%
Eli Lilly & Co.	6.2%
Chevron Corp.	4.5%
Arthur J. Gallagher & Co.	4.4%
Exxon Mobil Corp.	4.2%
Costco Wholesale Corp.	4.0%
Allstate Corp.	3.8%
Hess Corp.	3.8%
International Business Machines Corp.	3.7%
Kinder Morgan, Inc.	3.4%
Sector Breakdown (%)

Energy
26.1%
Consumer Staples
18.7%
Information Technology
17.3%
Health Care
16.2%
Financials
10.0%
Industrials
4.0%
Communication Services
3.7%
Real Estate
2.6%
Materials
1.0%
Other Sectors & Cash
0.4%

Buffalo Flexible Allocation Fund	PAGE 2	TSR-AR-119428100

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Flexible Income Fund” to “Buffalo Flexible Allocation Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Flexible Allocation Fund. The changes were made to align the language of the principal investment strategies with the removal of “Income” and the addition of “Allocation” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 3	TSR-AR-119428100

Buffalo Flexible Allocation Fund
Institutional Class | BUIBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Financials, Consumer Staples, and Health Care companies were the largest contributors to positive results for the Fund throughout the year with meaningful impact from specific companies like Costco Wholesale Corporation, Arthur J. Gallagher & Co., and Gilead Sciences. The Fund has dividend income characteristics which impacted relative performance compared to the Russell 3000® Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Costco Wholesale Corporation
↑	Arthur J. Gallagher & Co.
↑	Kinder Morgan, Inc. - Class P
↑	International Business Machines Corporation
↑	Gilead Sciences, Inc.

Top Detractors
↓	APA Corporation
↓	Microsoft Corporation
↓	Merck & Co., Inc.
↓	ConocoPhillips
↓	Marathon Petroleum Corporation
Buffalo Flexible Allocation Fund	PAGE 1	TSR-AR-119530871

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Flexible Allocation Fund Institutional Class	5.28	16.94	10.17
Russell 3000 Index	7.22	18.18	12.79
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$467,518,181
Number of Holdings	48
Net Advisory Fee	$4,080,497
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$432.67B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	8.4%
Eli Lilly & Co.	6.2%
Chevron Corp.	4.5%
Arthur J. Gallagher & Co.	4.4%
Exxon Mobil Corp.	4.2%
Costco Wholesale Corp.	4.0%
Allstate Corp.	3.8%
Hess Corp.	3.8%
International Business Machines Corp.	3.7%
Kinder Morgan, Inc.	3.4%
Sector Breakdown (%)
Buffalo Flexible Allocation Fund	PAGE 2	TSR-AR-119530871

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Flexible Income Fund” to “Buffalo Flexible Allocation Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Flexible Allocation Fund. The changes were made to align the language of the principal investment strategies with the removal of “Income” and the addition of “Allocation” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Flexible Allocation Fund	PAGE 3	TSR-AR-119530871

Buffalo Growth Fund
Investor Class | BUFGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	0.87%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance within the large cap growth category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). In general, exposure to these companies drove the Fund’s positive performance during the period. However, the Fund’s relative underweight to The Magnificent Seven and to momentum-based stocks led to relative underperformance compared to the Russell 3000® Growth Index over the past 12 months. Although the Fund holds large positions in The Magnificent Seven, the Index weights are even larger, which created a drag on benchmark-relative performance given their strong performance results for the period.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Meta Platforms, Inc. - Class A
↑	CBRE Group, Inc. - Class A
↑	Liberty Media Corp. Series C Liberty Live

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Microsoft Corporation
↓	Progyny, Inc.
↓	Adobe, Inc.
↓	Schlumberger Ltd.
Buffalo Growth Fund	PAGE 1	TSR-AR-119826105

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth Fund Investor Class	3.77	15.80	11.41
Russell 3000 Index	7.22	18.18	11.80
Russell 3000 Growth Index	7.18	19.57	14.55
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$162,174,483
Number of Holdings	42
Net Advisory Fee	$1,331,262
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$1,269.10B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	10.7%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.5%
NVIDIA Corp.	8.4%
Alphabet, Inc.	8.3%
Meta Platforms, Inc.	5.6%
Visa, Inc.	3.2%
Mastercard, Inc.	2.9%
Uber Technologies, Inc.	2.6%
TransUnion	2.1%
Sector Breakdown (%)

Information Technology
37.4%
Communication Services
15.4%
Consumer Discretionary
11.8%
Health Care
10.8%
Financials
10.5%
Industrials
7.0%
Real Estate
3.1%
Energy
1.2%
Materials
1.1%
Other Sectors & Cash
1.7%

Buffalo Growth Fund	PAGE 2	TSR-AR-119826105

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 3	TSR-AR-119826105

Buffalo Growth Fund
Institutional Class | BIIGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.77%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance within the large cap growth category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). In general, exposure to these companies drove the Fund’s positive performance during the period. However, the Fund’s relative underweight to The Magnificent Seven and to momentum-based stocks led to relative underperformance compared to the Russell 3000® Growth Index over the past 12 months. Although the Fund holds large positions in The Magnificent Seven, the Index weights are even larger, which created a drag on benchmark-relative performance given their strong performance results for the period.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Meta Platforms, Inc. - Class A
↑	CBRE Group, Inc. - Class A
↑	Liberty Media Corp. Series C Liberty Live

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Microsoft Corporation
↓	Progyny, Inc.
↓	Adobe, Inc.
↓	Schlumberger Ltd.
Buffalo Growth Fund	PAGE 1	TSR-AR-119530863

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth Fund Institutional Class	3.84	15.95	11.47
Russell 3000 Index	7.22	18.18	12.79
Russell 3000 Growth Index	7.18	19.57	15.65
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$162,174,483
Number of Holdings	42
Net Advisory Fee	$1,331,262
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$1,269.10B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	10.7%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.5%
NVIDIA Corp.	8.4%
Alphabet, Inc.	8.3%
Meta Platforms, Inc.	5.6%
Visa, Inc.	3.2%
Mastercard, Inc.	2.9%
Uber Technologies, Inc.	2.6%
TransUnion	2.1%
Sector Breakdown (%)
Buffalo Growth Fund	PAGE 2	TSR-AR-119530863

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth Fund	PAGE 3	TSR-AR-119530863

Buffalo Growth & Income Fund
Investor Class | BUFDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.91%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund has dividend income characteristics which impacted relative performance compared to the Russell 1000® Index, which included a concentration of growth stocks inappropriate for this portfolio. Except for the Fund’s investments in Materials and Health Care companies, all economic sectors contributed to positive performance throughout the year. Financials, Utilities, and Information Technology companies were the largest contributors to positive results with meaningful impact from specific companies like Vistra Corporation and Apple, Inc.

Top Contributors
↑	Viper Energy, Inc.
↑	Vistra Corporation
↑	Apple, Inc.
↑	Primo Brands Corporation - Class A
↑	Royal Caribbean Group 6.0% 15-Aug-2025

Top Detractors
↓	Chemours Co.
↓	Lamb Weston Holdings, Inc.
↓	Estee Lauder Companies, Inc. - Class A
↓	CVS Health Corporation
↓	Microsoft Corporation
Buffalo Growth & Income Fund	PAGE 1	TSR-AR-119530608

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth & Income Fund Investor Class	7.13	17.98	11.11
Russell 3000 Index	7.22	18.18	11.80
Russell 1000 Index	7.82	18.47	12.18
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$163,549,137
Number of Holdings	92
Net Advisory Fee	$1,236,347
Portfolio Turnover Rate	3%
Weighted Average Market Capitalization	$549.43B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Meta Platforms, Inc.	4.7%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Viper Energy, Inc.	3.5%
Visa, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%
Arthur J. Gallagher & Co.	2.4%
Alphabet, Inc.	2.4%
S&P Global, Inc.	2.2%
Sector Breakdown (%)

Financials
20.4%
Information Technology
12.4%
Energy
11.2%
Health Care
10.9%
Communication Services
8.4%
Industrials
7.1%
Consumer Discretionary
6.0%
Utilities
5.3%
Consumer Staples
5.0%
Other Sectors & Cash
13.3%

Buffalo Growth & Income Fund	PAGE 2	TSR-AR-119530608

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Dividend Focus Fund” to “Buffalo Growth & Income Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth & Income Fund. The changes were made to align the language of the principal investment strategies with the removal of “Dividend” and the addition of “Growth” and “Income” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 3	TSR-AR-119530608

Buffalo Growth & Income Fund
Institutional Class | BUIDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.78%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund has dividend income characteristics which impacted relative performance compared to the Russell 1000® Index, which included a concentration of growth stocks inappropriate for this portfolio. Except for the Fund’s investments in Materials and Health Care companies, all economic sectors contributed to positive performance throughout the year. Financials, Utilities, and Information Technology companies were the largest contributors to positive results with meaningful impact from specific companies like Vistra Corporation and Apple, Inc.

Top Contributors
↑	Viper Energy, Inc.
↑	Vistra Corporation
↑	Apple, Inc.
↑	Primo Brands Corporation - Class A
↑	Royal Caribbean Group 6.0% 15-Aug-2025

Top Detractors
↓	Chemours Co.
↓	Lamb Weston Holdings, Inc.
↓	Estee Lauder Companies, Inc. - Class A
↓	CVS Health Corporation
↓	Microsoft Corporation
Buffalo Growth & Income Fund	PAGE 1	TSR-AR-119530806

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth & Income Fund Institutional Class	7.30	18.15	12.98
Russell 3000 Index	7.22	18.18	12.79
Russell 1000 Index	7.82	18.47	13.23
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$163,549,137
Number of Holdings	92
Net Advisory Fee	$1,236,347
Portfolio Turnover Rate	3%
Weighted Average Market Capitalization	$549.43B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Meta Platforms, Inc.	4.7%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Viper Energy, Inc.	3.5%
Visa, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%
Arthur J. Gallagher & Co.	2.4%
Alphabet, Inc.	2.4%
S&P Global, Inc.	2.2%
Sector Breakdown (%)
Buffalo Growth & Income Fund	PAGE 2	TSR-AR-119530806

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Dividend Focus Fund” to “Buffalo Growth & Income Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth & Income Fund. The changes were made to align the language of the principal investment strategies with the removal of “Dividend” and the addition of “Growth” and “Income” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Growth & Income Fund	PAGE 3	TSR-AR-119530806

Buffalo High Yield Fund
Investor Class| BUFHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	1.01%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, posted four consecutive positive quarters across the annual reporting period. Economic data signaled cooling inflation pressures, and the Federal Reserve initiated a 50 basis point (bps) rate cut in September, which propelled gains for high yield bonds throughout the 12-month period.

Top Contributors
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Stride, Inc. 1.125% 01-Sep-2027
↑	Uniti Group LP 10.5% 15-Feb-2028
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Ardonagh Group Finance Ltd. 8.875% 15-Feb-2032

Top Detractors
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Ot Midco, Inc. 10.0% 15-Feb-2030
↓	Kronos Acquisition Holdings, Inc. Term Loan 08-Jul-2031
↓	Array Technologies, Inc. 1.0% 01-Dec-2028
↓	PG&E Corporation Pfd Shs A Non Voting
Buffalo High Yield Fund	PAGE 1	TSR-AR-119539104

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo High Yield Fund Investor Class	7.29	8.91	5.13
Bloomberg U.S. Universal Bond Index	5.24	0.32	1.83
ICE BofA U.S. High Yield Index	7.68	7.26	4.94
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$665,689,755
Number of Holdings	169
Net Advisory Fee	$4,817,938
Portfolio Turnover Rate	29%
Average Duration	1.90 years
Average Maturity	4.50 years
30-Day SEC Yield	7.18%
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Buffalo High Yield Fund	PAGE 2	TSR-AR-119539104

WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)
Asset Allocation (%)
Sector Breakdown (%)
Credit Quality Breakdown (%)†
†	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 3/31/25. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. Unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 3	TSR-AR-119539104

Buffalo High Yield Fund
Institutional Class| BUIHX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, posted four consecutive positive quarters across the annual reporting period. Economic data signaled cooling inflation pressures, and the Federal Reserve initiated a 50 basis point (bps) rate cut in September, which propelled gains for high yield bonds throughout the 12-month period.

Top Contributors
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Stride, Inc. 1.125% 01-Sep-2027
↑	Uniti Group LP 10.5% 15-Feb-2028
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Ardonagh Group Finance Ltd. 8.875% 15-Feb-2032

Top Detractors
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Ot Midco, Inc. 10.0% 15-Feb-2030
↓	Kronos Acquisition Holdings, Inc. Term Loan 08-Jul-2031
↓	Array Technologies, Inc. 1.0% 01-Dec-2028
↓	PG&E Corporation Pfd Shs A Non Voting
Buffalo High Yield Fund	PAGE 1	TSR-AR-119530855

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo High Yield Fund Institutional Class	7.45	9.08	6.11
Bloomberg U.S. Universal Bond Index	5.24	0.32	0.97
ICE BofA U.S. High Yield Index	7.68	7.26	4.37
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$665,689,755
Number of Holdings	169
Net Advisory Fee	$4,817,938
Portfolio Turnover Rate	29%
Average Duration	1.90 years
Average Maturity	4.50 years
30-Day SEC Yield	7.34%
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Buffalo High Yield Fund	PAGE 2	TSR-AR-119530855

WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)
Asset Allocation (%)
Sector Breakdown (%)
Credit Quality Breakdown (%)†
†	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 3/31/25. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. Unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit  https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo High Yield Fund	PAGE 3	TSR-AR-119530855

Buffalo International Fund
Investor Class | BUFIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	1.03%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed the preferred benchmark, the FTSE All-World ex-US Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s decline was due to portfolio positioning and stock selection; however, investment style played a role. The Fund’s growth profile contributed to the shortfall, as traditional value sectors such as Financials and Utilities were strong contributors to performance for the broad-based, non-US Index. The Fund is typically underweight traditional value areas in favor of long-term growth companies.

Top Contributors
↑	BayCurrent, Inc
↑	Thales SA
↑	SAP SE Sponsored ADR
↑	MercadoLibre, Inc.
↑	GFL Environmental, Inc.

Top Detractors
↓	ICON PLC
↓	Novo Nordisk A/S Sponsored ADR Class B
↓	Disco Corporation
↓	Davide Campari-Milano N.V.
↓	Shin-Etsu Chemical Co. Ltd.
Buffalo International Fund	PAGE 1	TSR-AR-119530509

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo International Fund Investor Class	-2.19	10.87	7.16
FTSE Global All Cap ex US Index	6.25	11.63	5.53
FTSE All-World ex US Index	6.65	11.67	5.62
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$877,385,996
Number of Holdings	82
Net Advisory Fee	$8,603,162
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$186.80B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
BayCurrent, Inc.	3.1%
SAP SE	2.7%
Schneider Electric SE	2.4%
MercadoLibre, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Lonza Group AG	2.3%
Adyen NV	2.2%
GFL Environmental, Inc.	2.2%
Thales SA	2.2%
Siemens AG	2.1%
Sector Breakdown (%)
Geographic Breakdown (%)
Buffalo International Fund	PAGE 2	TSR-AR-119530509

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 3	TSR-AR-119530509

Buffalo International Fund
Institutional Class | BUIIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.88%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed the preferred benchmark, the FTSE All-World ex-US Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s decline was due to portfolio positioning and stock selection; however, investment style played a role. The Fund’s growth profile contributed to the shortfall, as traditional value sectors such as Financials and Utilities were strong contributors to performance for the broad-based, non-US Index. The Fund is typically underweight traditional value areas in favor of long-term growth companies.

Top Contributors
↑	BayCurrent, Inc
↑	Thales SA
↑	SAP SE Sponsored ADR
↑	MercadoLibre, Inc.
↑	GFL Environmental, Inc.

Top Detractors
↓	ICON PLC
↓	Novo Nordisk A/S Sponsored ADR Class B
↓	Disco Corporation
↓	Davide Campari-Milano N.V.
↓	Shin-Etsu Chemical Co. Ltd.
Buffalo International Fund	PAGE 1	TSR-AR-119530848

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo International Fund Institutional Class	-2.01	11.05	6.71
FTSE Global All Cap ex US Index	6.25	11.63	6.16
FTSE All-World ex US Index	6.65	11.67	6.32
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$877,385,996
Number of Holdings	82
Net Advisory Fee	$8,603,162
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$186.80B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
BayCurrent, Inc.	3.1%
SAP SE	2.7%
Schneider Electric SE	2.4%
MercadoLibre, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Lonza Group AG	2.3%
Adyen NV	2.2%
GFL Environmental, Inc.	2.2%
Thales SA	2.2%
Siemens AG	2.1%
Sector Breakdown (%)
Geographic Breakdown (%)
Buffalo International Fund	PAGE 2	TSR-AR-119530848

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo International Fund	PAGE 3	TSR-AR-119530848

Buffalo Mid Cap Discovery Fund
Investor Class | BUFTX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.99%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	Guidewire Software, Inc.
↑	Spotify Technology SA
↑	Natera, Inc.
↑	Insulet Corporation
↑	CyberArk Software Ltd.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Five Below, Inc.
↓	DexCom, Inc.
↓	Progyny, Inc.
↓	IQVIA Holdings, Inc.
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-AR-119530103

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Discovery Fund Investor Class	-6.73	9.91	7.74
Russell 3000 Index	7.22	18.18	11.80
Russell Midcap Growth Index	3.57	14.86	10.14
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$572,088,745
Number of Holdings	68
Net Advisory Fee	$6,064,514
Portfolio Turnover Rate	33%
Weighted Average Market Capitalization	$29.70B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
MSCI, Inc.	3.8%
TransUnion	3.4%
CoStar Group, Inc.	2.8%
Veeva Systems, Inc.	2.5%
Copart, Inc.	2.4%
Corpay, Inc.	2.3%
Schlumberger NV	2.2%
Verisk Analytics, Inc.	2.2%
AMETEK, Inc.	2.0%
Sector Breakdown (%)

Information Technology 24.7%
Industrials 19.3%
Health Care 17.1%
Financials 14.3%
Consumer Discretionary 4.4%
Communication Services 3.3%
Real Estate 2.8%
Consumer Staples 2.7%
Energy 2.2%
Other Sectors & Cash 9.2%

Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-AR-119530103

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Discovery Fund” to “Buffalo Mid Cap Discovery Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Discovery Fund. The changes were made to align the language of the principal investment strategies with the addition of “Mid Cap” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Doug Cartwright and Mr. Josh West were added as a co-portfolio managers of the Fund. The addition of Mr. Cartwright and Mr. West is expected to have a positive effect on shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 3	TSR-AR-119530103

Buffalo Mid Cap Discovery Fund
Institutional Class | BUITX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	Guidewire Software, Inc.
↑	Spotify Technology SA
↑	Natera, Inc.
↑	Insulet Corporation
↑	CyberArk Software Ltd.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Five Below, Inc.
↓	DexCom, Inc.
↓	Progyny, Inc.
↓	IQVIA Holdings, Inc.
Buffalo Mid Cap Discovery Fund	PAGE 1	TSR-AR-119530707

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Discovery Fund Institutional Class	-6.63	10.06	5.55
Russell 3000 Index	7.22	18.18	12.79
Russell Midcap Growth Index	3.57	14.86	9.71
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$572,088,745
Number of Holdings	68
Net Advisory Fee	$6,064,514
Portfolio Turnover Rate	33%
Weighted Average Market Capitalization	$29.70B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
MSCI, Inc.	3.8%
TransUnion	3.4%
CoStar Group, Inc.	2.8%
Veeva Systems, Inc.	2.5%
Copart, Inc.	2.4%
Corpay, Inc.	2.3%
Schlumberger NV	2.2%
Verisk Analytics, Inc.	2.2%
AMETEK, Inc.	2.0%
Sector Breakdown (%)
Buffalo Mid Cap Discovery Fund	PAGE 2	TSR-AR-119530707

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Discovery Fund” to “Buffalo Mid Cap Discovery Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Discovery Fund. The changes were made to align the language of the principal investment strategies with the addition of “Mid Cap” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Doug Cartwright and Mr. Josh West were added as a co-portfolio managers of the Fund. The addition of Mr. Cartwright and Mr. West is expected to have a positive effect on shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Discovery Fund	PAGE 3	TSR-AR-119530707

Buffalo Mid Cap Growth Fund
Investor Class | BUFMX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.00%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	CBRE Group, Inc. - Class A
↑	Guidewire Software, Inc.
↑	Welltower, Inc.
↑	Verisk Analytics, Inc.
↑	Tyler Technologies, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	IQVIA Holdings, Inc.
↓	Progyny, Inc.
↓	ON Semiconductor Corporation
↓	DexCom, Inc.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-AR-119530202

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Growth Fund Investor Class	-3.72	11.21	7.49
Russell 3000 Index	7.22	18.18	11.80
Russell Midcap Growth Index	3.57	14.86	10.14
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$134,634,011
Number of Holdings	51
Net Advisory Fee	$1,240,003
Portfolio Turnover Rate	13%
Weighted Average Market Capitalization	$29.11B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
MSCI, Inc.	4.5%
CBRE Group, Inc.	4.3%
Verisk Analytics, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
Kinsale Capital Group, Inc.	3.6%
Copart, Inc.	3.5%
Veeva Systems, Inc.	3.4%
Gartner, Inc.	3.4%
TransUnion	3.0%
AMETEK, Inc.	3.0%
Sector Breakdown (%)

Industrials 26.5%
Information Technology 17.3%
Health Care 14.4%
Financials 12.0%
Real Estate 9.0%
Communication Services 7.0%
Consumer Discretionary 3.7%
Materials 2.7%
Utilities 1.5%
Other Sectors & Cash 5.9%

Buffalo Mid Cap Growth Fund	PAGE 2	TSR-AR-119530202

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Mid Cap Fund” to “Buffalo Mid Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Dave Carlsen was added as a co-portfolio manager of the Fund. The addition of Mr. Carlsen is expected to have a positive effect on shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 3	TSR-AR-119530202

Buffalo Mid Cap Growth Fund
Institutional Class | BUIMX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.87%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	CBRE Group, Inc. - Class A
↑	Guidewire Software, Inc.
↑	Welltower, Inc.
↑	Verisk Analytics, Inc.
↑	Tyler Technologies, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	IQVIA Holdings, Inc.
↓	Progyny, Inc.
↓	ON Semiconductor Corporation
↓	DexCom, Inc.
Buffalo Mid Cap Growth Fund	PAGE 1	TSR-AR-119530822

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Growth Fund Institutional Class	-3.63	11.36	7.88
Russell 3000 Index	7.22	18.18	12.79
Russell Midcap Growth Index	3.57	14.86	9.71
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$134,634,011
Number of Holdings	51
Net Advisory Fee	$1,240,003
Portfolio Turnover Rate	13%
Weighted Average Market Capitalization	$29.11B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
MSCI, Inc.	4.5%
CBRE Group, Inc.	4.3%
Verisk Analytics, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
Kinsale Capital Group, Inc.	3.6%
Copart, Inc.	3.5%
Veeva Systems, Inc.	3.4%
Gartner, Inc.	3.4%
TransUnion	3.0%
AMETEK, Inc.	3.0%
Sector Breakdown (%)
Buffalo Mid Cap Growth Fund	PAGE 2	TSR-AR-119530822

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Mid Cap Fund” to “Buffalo Mid Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Dave Carlsen was added as a co-portfolio manager of the Fund. The addition of Mr. Carlsen is expected to have a positive effect on shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Mid Cap Growth Fund	PAGE 3	TSR-AR-119530822

Buffalo Small Cap Growth Fund
Investor Class | BUFSX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	0.88%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Baldwin Insurance Group, Inc. - Class A
↑	Palomar Holdings, Inc.
↑	Halozyme Therapeutics, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Natera, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Progyny, Inc.
↓	ICF International, Inc.
↓	Janus International Group, Inc.
↓	NAPCO Security Technologies, Inc.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-AR-119804102

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Small Cap Growth Fund Investor Class	-8.96	8.83	7.26
Russell 3000 Index	7.22	18.18	11.80
Russell 2000 Growth Index	-4.86	10.78	6.14
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$505,687,869
Number of Holdings	70
Net Advisory Fee	$5,284,588
Portfolio Turnover Rate	20%
Weighted Average Market Capitalization	$4.77B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	7.1%
Champion Homes, Inc.	2.9%
Palomar Holdings, Inc.	2.9%
Hamilton Lane Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.8%
Option Care Health, Inc.	2.7%
Shift4 Payments, Inc.	2.5%
JBT Marel Corp.	2.5%
BellRing Brands, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%
Sector Breakdown (%)

Information Technology
21.8%
Health Care
20.4%
Industrials
20.3%
Financials
13.3%
Consumer Discretionary
10.2%
Energy
3.6%
Consumer Staples
3.4%
Other Sectors & Cash
7.0%

Buffalo Small Cap Growth Fund	PAGE 2	TSR-AR-119804102

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Small Cap Fund” to “Buffalo Small Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Small Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 3	TSR-AR-119804102

Buffalo Small Cap Growth Fund
Institutional Class | BUISX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class for the period of  April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.86%
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Baldwin Insurance Group, Inc. - Class A
↑	Palomar Holdings, Inc.
↑	Halozyme Therapeutics, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Natera, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Progyny, Inc.
↓	ICF International, Inc.
↓	Janus International Group, Inc.
↓	NAPCO Security Technologies, Inc.
Buffalo Small Cap Growth Fund	PAGE 1	TSR-AR-119530814

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Small Cap Growth Fund Institutional Class	-8.96	8.96	5.11
Russell 3000 Index	7.22	18.18	12.79
Russell 2000 Growth Index	-4.86	10.78	4.92
Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$505,687,869
Number of Holdings	70
Net Advisory Fee	$5,284,588
Portfolio Turnover Rate	20%
Weighted Average Market Capitalization	$4.77B
Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	7.1%
Champion Homes, Inc.	2.9%
Palomar Holdings, Inc.	2.9%
Hamilton Lane Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.8%
Option Care Health, Inc.	2.7%
Shift4 Payments, Inc.	2.5%
JBT Marel Corp.	2.5%
BellRing Brands, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%
Sector Breakdown (%)
Buffalo Small Cap Growth Fund	PAGE 2	TSR-AR-119530814

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Small Cap Fund” to “Buffalo Small Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Small Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code at the top of Page 1 or visit https://buffalofunds.com/our-funds/performance/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Buffalo Funds documents not be householded, please contact Buffalo Funds at 800-492-8332, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Buffalo Funds or your financial intermediary.
Buffalo Small Cap Growth Fund	PAGE 3	TSR-AR-119530814

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s code of ethics is incorporated by reference to the registrant’s Form N-CSR filed on June 3, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Rachel F. Lupardus is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$179,000	$170,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$40,000	$40,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Buffalo Funds
BUFFALO BLUE CHIP GROWTH FUND
(formerly known as the “Buffalo Large Cap Fund”)
BUFFALO EARLY STAGE GROWTH FUND
BUFFALO FLEXIBLE ALLOCATION FUND
(formerly known as the “Buffalo Flexible Income Fund”)
BUFFALO GROWTH FUND
BUFFALO GROWTH & INCOME FUND
(formerly known as the “Buffalo Dividend Focus Fund”)
BUFFALO HIGH YIELD FUND
BUFFALO INTERNATIONAL FUND
BUFFALO MID CAP DISCOVERY FUND
(formerly known as the “Buffalo Discovery Fund”)
BUFFALO MID CAP GROWTH FUND
(formerly known as the “Buffalo Mid Cap Fund”)
BUFFALO SMALL CAP GROWTH FUND
(formerly known as the “Buffalo Small Cap Fund”)
Annual Financial Statements and Additional Information
March 31, 2025

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

	Shares	Value
COMMON STOCKS — 94.1%
Communication Services — 12.5%
Entertainment — 2.1%
Netflix, Inc.(a)	2,425	$2,261,385
Spotify Technology SA(a)	1,300	715,039
		2,976,424
Interactive Media & Services — 10.2%
Alphabet, Inc. - Class A	51,475	7,960,094
Meta Platforms, Inc. - Class A	10,475	6,037,371
		13,997,465
Media — 0.2%
Trade Desk, Inc. - Class A(a)	4,905	268,402
Total Communication Services		17,242,291
Consumer Discretionary — 14.2%
Automobiles — 0.6%
Tesla, Inc.(a)	3,300	855,228
Broadline Retail — 7.5%
Amazon.com, Inc.(a)	49,675	9,451,165
MercadoLibre, Inc.(a)	425	829,120
		10,280,285
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	125	575,864
Chipotle Mexican Grill, Inc.(a)	14,350	720,513
DoorDash, Inc. - Class A(a)	4,425	808,757
Marriott International, Inc. - Class A	1,950	464,490
McDonald’s Corp.	2,875	898,064
		3,467,688
Specialty Retail — 3.1%
Dick’s Sporting Goods, Inc.	2,125	428,315
Home Depot, Inc.	4,610	1,689,519
O’Reilly Automotive, Inc.(a)	1,025	1,468,394
TJX Companies, Inc.	5,895	718,011
		4,304,239
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE - ADR	5,250	650,318
Total Consumer Discretionary		19,557,758
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	1,475	1,395,026
Walmart, Inc.	10,475	919,600
		2,314,626
Total Consumer Staples		2,314,626

The accompanying notes are an integral part of these financial statements.

1

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy — 1.3%
Oil, Gas & Consumable Fuels — 1.3%
ConocoPhillips	6,400	$672,128
Exxon Mobil Corp.	9,025	1,073,343
		1,745,471
Total Energy		1,745,471
Financials — 8.7%
Banks — 0.6%
JPMorgan Chase & Co.	3,100	760,430
Capital Markets — 1.1%
S&P Global, Inc.	1,825	927,282
TPG, Inc.	13,125	622,519
		1,549,801
Financial Services — 5.2%
Berkshire Hathaway, Inc. - Class B(a)	3,000	1,597,740
Mastercard, Inc. - Class A	4,700	2,576,164
Visa, Inc. - Class A	8,540	2,992,929
		7,166,833
Insurance — 1.8%
Allstate Corp.	4,800	993,936
Arthur J. Gallagher & Co.	4,250	1,467,270
		2,461,206
Total Financials		11,938,270
Health Care — 9.5%
Biotechnology — 1.8%
AbbVie, Inc.	3,200	670,464
Alnylam Pharmaceuticals, Inc.(a)	2,000	540,040
Argenx SE - ADR(a)	900	532,679
BioMarin Pharmaceutical, Inc.(a)	10,270	725,986
		2,469,169
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	11,025	1,462,466
Boston Scientific Corp.(a)	11,335	1,143,475
Intuitive Surgical, Inc.(a)	1,975	978,158
Stryker Corp.	2,175	809,644
		4,393,743
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	1,670	874,662
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	2,020	1,005,152

The accompanying notes are an integral part of these financial statements.

2

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Pharmaceuticals — 3.1%
Eli Lilly & Co.	3,190	$2,634,653
Johnson & Johnson	6,250	1,036,500
Sanofi SA - ADR	11,000	610,060
		4,281,213
Total Health Care		13,023,939
Industrials — 5.7%
Aerospace & Defense — 1.1%
General Electric Co.	7,500	1,501,125
Building Products — 0.8%
Trane Technologies PLC	3,125	1,052,875
Electrical Equipment — 1.7%
Eaton Corp. PLC	4,000	1,087,320
GE Vernova, Inc.	2,750	839,520
Vertiv Holdings Co. - Class A	5,950	429,590
		2,356,430
Ground Transportation — 0.6%
Uber Technologies, Inc.(a)	10,775	785,066
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	2,850	603,488
Machinery — 1.1%
Westinghouse Air Brake Technologies Corp.	4,875	884,081
Xylem, Inc.	4,950	591,327
		1,475,408
Total Industrials		7,774,392
Information Technology — 38.5%(b)
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	11,800	914,264
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	14,375	658,088
IT Services — 0.5%
Okta, Inc.(a)	6,900	726,018
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc.(a)	4,600	472,604
ASM International NV - NY Shares	800	364,152
ASML Holding NV - NY Shares	555	367,760
Broadcom, Inc.	16,095	2,694,786
KLA Corp.	765	520,047
Marvell Technology, Inc.	11,360	699,435

The accompanying notes are an integral part of these financial statements.

3

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	102,200	$11,076,436
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,200	1,195,200
		17,390,420
Software — 14.7%
Adobe, Inc.(a)	1,095	419,965
HubSpot, Inc.(a)	1,050	599,855
Intuit, Inc.	1,060	650,829
Microsoft Corp.	35,050	13,157,420
Nutanix, Inc. - Class A(a)	12,025	839,465
Oracle Corp.	6,575	919,251
Palo Alto Networks, Inc.(a)	5,485	935,960
Salesforce, Inc.	2,650	711,154
ServiceNow, Inc.(a)	595	473,703
Synopsys, Inc.(a)	1,675	718,324
Workday, Inc. - Class A(a)	3,210	749,631
		20,175,557
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	58,980	13,101,227
Total Information Technology		52,965,574
Materials — 1.6%
Chemicals — 1.2%
Ecolab, Inc.	2,975	754,222
Linde PLC	1,905	887,044
		1,641,266
Construction Materials — 0.4%
CRH PLC	6,700	589,399
Total Materials		2,230,665
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	5,225	613,624
TOTAL COMMON STOCKS (Cost $65,879,825)		129,406,610
EXCHANGE TRADED FUNDS — 0.6%
Invesco S&P 500® Equal Weight ETF	4,425	766,543
TOTAL EXCHANGE TRADED FUNDS (Cost $760,722)		766,543

The accompanying notes are an integral part of these financial statements.

4

BUFFALO BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 4.8%
Fidelity Money Market Government Portfolio - Class I, 4.23%(c)	6,631,154	$6,631,154
TOTAL SHORT-TERM INVESTMENTS (Cost $6,631,154)		6,631,154
TOTAL INVESTMENTS — 99.5% (Cost $73,271,701)		136,804,307
Other Assets in Excess of Liabilities — 0.5%		656,972
TOTAL NET ASSETS — 100.0%		$137,461,279

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

	Shares	Value
COMMON STOCKS — 92.2%
Consumer Discretionary — 10.7%
Automobile Components — 1.7%
Patrick Industries, Inc.	12,600	$1,065,456
Diversified Consumer Services — 2.1%
OneSpaWorld Holdings Ltd.	75,300	1,264,287
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc.(a)	105,100	1,042,592
Portillo’s, Inc. - Class A(a)	64,500	766,905
		1,809,497
Household Durables — 3.9%
Champion Homes, Inc.(a)	18,070	1,712,313
Lovesac Co.(a)	35,450	644,481
		2,356,794
Total Consumer Discretionary		6,496,034
Consumer Staples — 2.0%
Food Products — 2.0%
SunOpta, Inc.(a)	252,700	1,228,122
Energy — 1.6%
Energy Equipment & Services — 1.6%
Cactus, Inc. - Class A	21,320	977,096
Financials — 11.5%
Capital Markets — 4.5%
Hamilton Lane, Inc. - Class A	10,485	1,558,805
WisdomTree, Inc.	129,000	1,150,680
		2,709,485
Financial Services — 4.9%
Compass Diversified Holdings	96,100	1,794,187
Shift4 Payments, Inc. - Class A(a)	14,100	1,152,111
		2,946,298
Insurance — 2.1%
Kinsale Capital Group, Inc.	2,660	1,294,648
Total Financials		6,950,431
Health Care — 23.2%
Biotechnology — 5.8%
ADMA Biologics, Inc.(a)	47,870	949,741
Halozyme Therapeutics, Inc.(a)	26,210	1,672,460
Vericel Corp.(a)	20,800	928,096
		3,550,297

The accompanying notes are an integral part of these financial statements.

6

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Equipment & Supplies — 6.4%
Establishment Labs Holdings, Inc.(a)	23,100	$942,595
Inspire Medical Systems, Inc.(a)	5,800	923,824
Omnicell, Inc.(a)	14,700	513,912
OrthoPediatrics Corp.(a)	26,590	654,912
QuidelOrtho Corp.(a)	24,700	863,759
		3,899,002
Health Care Providers & Services — 5.0%
Castle Biosciences, Inc.(a)	38,700	774,774
Option Care Health, Inc.(a)	48,840	1,706,958
Progyny, Inc.(a)	23,460	524,096
		3,005,828
Health Care Technology — 4.5%
HealthStream, Inc.	67,100	2,159,278
Simulations Plus, Inc.	23,000	563,960
		2,723,238
Life Sciences Tools & Services — 1.5%
BioLife Solutions, Inc.(a)	39,400	899,896
Total Health Care		14,078,261
Industrials — 27.7%(b)
Aerospace & Defense — 4.0%
AeroVironment, Inc.(a)	5,690	678,191
Cadre Holdings, Inc.	40,840	1,209,273
Kratos Defense & Security Solutions, Inc.(a)	18,000	534,420
		2,421,884
Building Products — 3.9%
Advanced Drainage Systems, Inc.	9,200	999,580
Apogee Enterprises, Inc.	12,500	579,125
Hayward Holdings, Inc.(a)	55,000	765,600
		2,344,305
Construction & Engineering — 3.7%
Bowman Consulting Group Ltd.(a)	68,500	1,495,355
Sterling Infrastructure, Inc.(a)	6,700	758,507
		2,253,862
Machinery — 6.0%
Federal Signal Corp.	21,040	1,547,492
Hillman Solutions Corp.(a)	160,000	1,406,400
Kornit Digital Ltd.(a)	36,300	692,604
		3,646,496
Professional Services — 8.0%
ICF International, Inc.	12,100	1,028,137
NV5 Global, Inc.(a)	52,160	1,005,123

The accompanying notes are an integral part of these financial statements.

7

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Professional Services — (Continued)
Verra Mobility Corp.(a)	43,800	$985,938
Willdan Group, Inc.(a)	45,300	1,844,616
		4,863,814
Trading Companies & Distributors — 2.1%
Transcat, Inc.(a)	16,700	1,243,315
Total Industrials		16,773,676
Information Technology — 13.8%
Communications Equipment — 0.8%
Calix, Inc.(a)	13,280	470,643
Electronic Equipment, Instruments & Components — 1.5%
Napco Security Technologies, Inc.	32,400	745,848
nLight, Inc.(a)	20,000	155,400
		901,248
IT Services — 2.0%
BigCommerce Holdings, Inc.(a)	53,800	309,888
Grid Dynamics Holdings, Inc.(a)	58,900	921,785
		1,231,673
Software — 7.8%
i3 Verticals, Inc. - Class A(a)	48,200	1,189,094
nCino, Inc.(a)	24,000	659,280
Teradata Corp.(a)	29,000	651,920
Varonis Systems, Inc.(a)	26,500	1,071,925
Vertex, Inc. - Class A(a)	32,460	1,136,425
		4,708,644
Technology Hardware, Storage & Peripherals — 1.7%
CPI Card Group, Inc.(a)	35,000	1,020,950
Total Information Technology		8,333,158
Materials — 1.7%
Chemicals — 1.7%
Element Solutions, Inc.	44,300	1,001,623
TOTAL COMMON STOCKS (Cost $43,642,240)		55,838,401
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Real Estate — 1.4%
Health Care REITs — 1.4%
Community Healthcare Trust, Inc.	44,600	809,936
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $910,868)		809,936

The accompanying notes are an integral part of these financial statements.

8

BUFFALO EARLY STAGE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 6.5%
Fidelity Money Market Government Portfolio - Class I, 4.23%(c)	3,946,395	$3,946,395
TOTAL SHORT-TERM INVESTMENTS (Cost $3,946,395)		3,946,395
TOTAL INVESTMENTS — 100.1% (Cost $48,499,503)		60,594,732
Liabilities in Excess of Other Assets — (0.1)%		(31,181)
TOTAL NET ASSETS — 100.0%		$60,563,551

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

	Shares	Value
COMMON STOCKS — 97.0%
Communication Services — 3.7%
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	100,000	$2,828,000
Verizon Communications, Inc.	230,000	10,432,800
		13,260,800
Entertainment — 0.9%
Lions Gate Entertainment Corp. - Class B(a)	500,000	3,960,000
Total Communication Services		17,220,800
Consumer Staples — 18.7%
Beverages — 4.5%
Coca-Cola Co.	140,000	10,026,800
PepsiCo, Inc.	75,000	11,245,500
		21,272,300
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	20,000	18,915,600
Food Products — 3.4%
Conagra Brands, Inc.	100,000	2,667,000
General Mills, Inc.	150,000	8,968,500
Kellanova	50,000	4,124,500
		15,760,000
Household Products — 6.8%
Clorox Co.	50,000	7,362,500
Colgate-Palmolive Co.	25,000	2,342,500
Kimberly-Clark Corp.	70,000	9,955,400
Procter & Gamble Co.	70,000	11,929,400
		31,589,800
Total Consumer Staples		87,537,700
Energy — 26.1%(b)
Energy Equipment & Services — 1.6%
Schlumberger NV	180,000	7,524,000
Oil, Gas & Consumable Fuels — 24.5%
APA Corp.	400,000	8,408,000
BP PLC - ADR	23,000	777,170
Chevron Corp.	125,000	20,911,250
ConocoPhillips	150,000	15,753,000
Delek Logistics Partners LP	140,000	6,056,400
Exxon Mobil Corp.	165,000	19,623,450
Hess Corp.(c)	110,000	17,570,300
HF Sinclair Corp.	72,500	2,383,800
Kinder Morgan, Inc.	560,000	15,976,800
Marathon Petroleum Corp.	50,000	7,284,500
		114,744,670
Total Energy		122,268,670

The accompanying notes are an integral part of these financial statements.

10

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — 10.0%
Banks — 1.8%
Truist Financial Corp.	200,000	$8,230,000
Insurance — 8.2%
Allstate Corp.	85,830	17,772,818
Arthur J. Gallagher & Co.	60,000	20,714,400
		38,487,218
Total Financials		46,717,218
Health Care — 16.2%
Biotechnology — 2.1%
Gilead Sciences, Inc.	90,000	10,084,500
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	75,000	9,948,750
Pharmaceuticals — 12.0%
Bristol-Myers Squibb Co.	9,000	548,910
Eli Lilly & Co.(c)(d)	35,000	28,906,850
Johnson & Johnson	75,000	12,438,000
Merck & Co., Inc.	80,000	7,180,800
Pfizer, Inc.	270,000	6,841,800
		55,916,360
Total Health Care		75,949,610
Industrials — 4.0%
Commercial Services & Supplies — 3.5%
Pitney Bowes, Inc.	250,000	2,262,500
Waste Management, Inc.	60,000	13,890,600
		16,153,100
Electrical Equipment — 0.5%
ABB Ltd. - ADR	45,000	2,346,300
Total Industrials		18,499,400
Information Technology — 17.3%
Communications Equipment — 2.3%
Cisco Systems, Inc.	175,000	10,799,250
IT Services — 3.7%
International Business Machines Corp.	70,000	17,406,200
Semiconductors & Semiconductor Equipment — 2.8%
QUALCOMM, Inc.	85,000	13,056,850
Software — 8.5%
Microsoft Corp.(c)(d)	105,000	39,415,950
Total Information Technology		80,678,250

The accompanying notes are an integral part of these financial statements.

11

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.0%
Chemicals — 0.4%
Dow, Inc.	49,000	$1,711,080
Metals & Mining — 0.6%
Rio Tinto PLC - ADR	50,000	3,004,000
Total Materials		4,715,080
TOTAL COMMON STOCKS (Cost $170,366,371)		453,586,728
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Real Estate — 2.6%
Specialized REITs — 2.6%
Digital Realty Trust, Inc.	85,300	12,222,637
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,874,800)		12,222,637
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
Fidelity Money Market Government Portfolio - Class I, 4.23%(e)	1,672,989	1,672,989
TOTAL SHORT-TERM INVESTMENTS (Cost $1,672,989)		1,672,989
TOTAL INVESTMENTS — 100.0% (Cost $176,914,160)		467,482,354
Other Assets in Excess of Liabilities — 0.0%(f)		35,827
TOTAL NET ASSETS — 100.0%		$467,518,181

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	All or a portion of this security is held as collateral for written options. At March 31, 2025, the total market value of these securities was $6,006,500 which represented 1.3% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

12

BUFFALO FLEXIBLE ALLOCATION FUND
SCHEDULE OF OPTIONS WRITTEN
March 31, 2025

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.0)%(a)(b)(c)
Call Options — (0.0)%(a)(b)(c)
Eli Lilly & Co., Expiration: 04/04/2025; Exercise Price: $890.00	$(4,129,550)	(50)	$(2,000)
Hess Corp., Expiration: 05/02/2025; Exercise Price: $170.00	(1,597,300)	(100)	(10,500)
Microsoft Corp., Expiration: 04/17/2025; Exercise Price: $465.00	(1,876,950)	(50)	(50)
Total Call Options			(12,550)
TOTAL OPTIONS WRITTEN (Premiums received $17,148)			$(12,550)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

13

Buffalo Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2025

	Shares	Value
COMMON STOCKS — 98.3%
Communication Services — 15.4%
Entertainment — 1.5%
Liberty Media Corp.-Liberty Live - Class C(a)	35,000	$2,384,900
Interactive Media & Services — 13.9%
Alphabet, Inc. - Class A	58,900	9,108,296
Alphabet, Inc. - Class C	28,200	4,405,686
Meta Platforms, Inc. - Class A	15,813	9,113,981
		22,627,963
Total Communication Services		25,012,863
Consumer Discretionary — 11.8%
Broadline Retail — 9.8%
Amazon.com, Inc.(a)	72,820	13,854,733
MercadoLibre, Inc.(a)	1,000	1,950,870
		15,805,603
Hotels, Restaurants & Leisure — 2.0%
Booking Holdings, Inc.	720	3,316,975
Total Consumer Discretionary		19,122,578
Energy — 1.2%
Energy Equipment & Services — 1.2%
Schlumberger NV	46,633	1,949,259
Financials — 10.5%
Capital Markets — 2.3%
MSCI, Inc.	3,615	2,044,282
S&P Global, Inc.	3,300	1,676,730
		3,721,012
Financial Services — 8.2%
Global Payments, Inc.	13,005	1,273,450
Mastercard, Inc. - Class A	8,515	4,667,242
Shift4 Payments, Inc. - Class A(a)	27,567	2,252,499
Visa, Inc. - Class A	14,758	5,172,089
		13,365,280
Total Financials		17,086,292
Health Care — 10.8%
Health Care Equipment & Supplies — 3.9%
Edwards Lifesciences Corp.(a)	27,475	1,991,388
Establishment Labs Holdings, Inc.(a)	34,570	1,410,629
IDEXX Laboratories, Inc.(a)	2,856	1,199,377
Intuitive Surgical, Inc.(a)	3,600	1,782,972
		6,384,366

The accompanying notes are an integral part of these financial statements.

14

Buffalo Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Providers & Services — 2.5%
Progyny, Inc.(a)	74,024	$1,653,696
UnitedHealth Group, Inc.	4,500	2,356,875
		4,010,571
Health Care Technology — 1.5%
Veeva Systems, Inc. - Class A(a)	10,259	2,376,292
Life Sciences Tools & Services — 2.9%
Bio-Rad Laboratories, Inc. - Class A(a)	4,350	1,059,486
Danaher Corp.	6,059	1,242,095
Thermo Fisher Scientific, Inc.	4,768	2,372,557
		4,674,138
Total Health Care		17,445,367
Industrials — 7.0%
Commercial Services & Supplies — 1.2%
Copart, Inc.(a)	34,100	1,929,719
Ground Transportation — 2.6%
Uber Technologies, Inc.(a)	57,278	4,173,275
Professional Services — 3.2%
TransUnion	41,322	3,429,313
Verisk Analytics, Inc.	5,970	1,776,791
		5,206,104
Total Industrials		11,309,098
Information Technology - 37.4%(b)
Semiconductors & Semiconductor Equipment — 9.7%
Broadcom, Inc.	13,293	2,225,647
NVIDIA Corp.	125,000	13,547,500
		15,773,147
Software — 18.0%
Adobe, Inc.(a)	6,045	2,318,439
DoubleVerify Holdings, Inc.(a)	91,255	1,220,079
Intuit, Inc.	2,732	1,677,421
Microsoft Corp.	46,300	17,380,557
Palo Alto Networks, Inc.(a)	9,588	1,636,096
Salesforce, Inc.	11,000	2,951,960
ServiceNow, Inc.(a)	2,524	2,009,458
		29,194,010
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	70,708	15,706,368
Total Information Technology		60,673,525

The accompanying notes are an integral part of these financial statements.

15

Buffalo Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Materials — 1.1%
Chemicals — 1.1%
Linde PLC	3,671	$1,709,365
Real Estate — 3.1%
Real Estate Management & Development — 3.1%
CBRE Group, Inc. - Class A(a)	24,220	3,167,492
CoStar Group, Inc.(a)	24,000	1,901,520
		5,069,012
Total Real Estate		5,069,012
TOTAL COMMON STOCKS (Cost $55,064,261)		159,377,359
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
Fidelity Money Market Government Portfolio - Class I, 4.23%(c)	2,921,332	2,921,332
TOTAL SHORT-TERM INVESTMENTS (Cost $2,921,332)		2,921,332
TOTAL INVESTMENTS — 100.1% (Cost $57,985,593)		162,298,691
Liabilities in Excess of Other Assets — (0.1)%		(124,208)
TOTAL NET ASSETS — 100.0%		$162,174,483

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

Buffalo Growth & Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025

	Shares	Value
COMMON STOCKS — 83.9%
Communication Services — 8.4%
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	10,625	$481,950
Entertainment — 0.5%
Walt Disney Co.	7,605	750,614
Interactive Media & Services — 7.1%
Alphabet, Inc. - Class A	12,600	1,948,464
Alphabet, Inc. - Class C	13,000	2,030,990
Meta Platforms, Inc. - Class A	13,300	7,665,588
		11,645,042
Media — 0.5%
Comcast Corp. - Class A	22,500	830,250
Total Communication Services		13,707,856
Consumer Discretionary — 3.5%
Broadline Retail — 1.3%
Amazon.com, Inc.(a)	11,000	2,092,860
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp.	5,000	193,150
MGM Resorts International(a)	30,500	904,020
Starbucks Corp.	9,500	931,855
		2,029,025
Specialty Retail — 1.0%
Home Depot, Inc.	4,225	1,548,420
Total Consumer Discretionary		5,670,305
Consumer Staples — 5.0%
Beverages — 2.4%
PepsiCo, Inc.	5,550	832,167
Primo Brands Corp.	88,600	3,144,414
		3,976,581
Consumer Staples Distribution & Retail — 0.5%
Walmart, Inc.	10,350	908,626
Food Products — 1.1%
Lamb Weston Holdings, Inc.	18,400	980,720
Tyson Foods, Inc. - Class A	11,900	759,339
		1,740,059
Household Products — 0.6%
Procter & Gamble Co.	5,725	975,655
Personal Care Products — 0.4%
Kenvue, Inc.	27,000	647,460
Total Consumer Staples		8,248,381

The accompanying notes are an integral part of these financial statements.

17

Buffalo Growth & Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Energy — 11.2%
Oil, Gas & Consumable Fuels — 11.2%
Crescent Energy Co. - Class A	150,000	$1,686,000
Energy Transfer LP	162,600	3,022,734
Enterprise Products Partners LP	46,650	1,592,631
Hess Corp.	9,875	1,577,334
Marathon Petroleum Corp.	12,126	1,766,637
Northern Oil and Gas, Inc.	63,400	1,916,582
Valero Energy Corp.	7,900	1,043,353
Viper Energy, Inc.	125,000	5,643,750
		18,249,021
Total Energy		18,249,021
Financials — 20.2%
Banks — 6.5%
Bank of America Corp.	63,000	2,628,990
Citigroup, Inc.	24,375	1,730,381
Citizens Financial Group, Inc.	40,750	1,669,528
JPMorgan Chase & Co.	14,000	3,434,200
Truist Financial Corp.	28,600	1,176,890
		10,639,989
Capital Markets — 4.7%
Blackrock, Inc.	1,100	1,041,128
CME Group, Inc.	4,025	1,067,792
Intercontinental Exchange, Inc.	11,100	1,914,750
S&P Global, Inc.	7,136	3,625,802
		7,649,472
Financial Services — 6.5%
Burford Capital Ltd.	180,800	2,388,368
Compass Diversified Holdings	72,000	1,344,240
Mastercard, Inc. - Class A	4,400	2,411,728
Visa, Inc. - Class A	12,925	4,529,695
		10,674,031
Insurance — 2.5%
Arthur J. Gallagher & Co.	11,575	3,996,153
Total Financials		32,959,645
Health Care — 9.5%
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	10,000	1,326,500
Medtronic PLC	7,400	664,964
		1,991,464
Health Care Providers & Services — 5.4%
Elevance Health, Inc.	3,375	1,467,990
HCA Healthcare, Inc.	8,100	2,798,955

The accompanying notes are an integral part of these financial statements.

18

Buffalo Growth & Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Providers & Services — (Continued)
McKesson Corp.	2,500	$1,682,475
UnitedHealth Group, Inc.	5,600	2,933,000
		8,882,420
Pharmaceuticals — 2.9%
Eli Lilly & Co.	3,150	2,601,616
Johnson & Johnson	7,125	1,181,610
Merck & Co., Inc.	9,800	879,648
		4,662,874
Total Health Care		15,536,758
Industrials — 6.2%
Aerospace & Defense — 0.3%
Boeing Co.(a)	3,025	515,914
Commercial Services & Supplies — 1.4%
Cintas Corp.	11,200	2,301,936
Electrical Equipment — 0.3%
AMETEK, Inc.	2,500	430,350
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	3,450	730,537
Machinery — 1.5%
Parker-Hannifin Corp.	3,950	2,401,008
Professional Services — 1.8%
Equifax, Inc.	3,200	779,392
SS&C Technologies Holdings, Inc.	26,600	2,221,898
		3,001,290
Trading Companies & Distributors — 0.5%
Fastenal Co.	10,300	798,765
Total Industrials		10,179,800
Information Technology — 11.9%
Communications Equipment — 0.7%
Cisco Systems, Inc.	17,750	1,095,352
IT Services — 1.2%
International Business Machines Corp.	7,700	1,914,682
Semiconductors & Semiconductor Equipment — 1.5%
Marvell Technology, Inc.	10,100	621,857
QUALCOMM, Inc.	9,075	1,394,011
Texas Instruments, Inc.	2,950	530,115
		2,545,983

The accompanying notes are an integral part of these financial statements.

19

Buffalo Growth & Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — 4.3%
Microsoft Corp.	18,650	$7,001,024
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	31,080	6,903,800
Total Information Technology		19,460,841
Materials — 3.1%
Chemicals — 0.6%
Chemours Co.	75,700	1,024,221
Construction Materials — 1.8%
CRH PLC	25,600	2,252,032
Martin Marietta Materials, Inc.	1,500	717,195
		2,969,227
Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	43,700	1,134,452
Total Materials		5,127,900
Utilities — 4.9%
Electric Utilities — 3.0%
American Electric Power Co., Inc.	15,700	1,715,539
Edison International	30,550	1,800,006
PG&E Corp.	82,600	1,419,068
		4,934,613
Independent Power and Renewable Electricity Producers — 1.4%
Vistra Corp.	19,300	2,266,592
Multi-Utilities — 0.5%
Sempra Energy	12,200	870,592
Total Utilities		8,071,797
TOTAL COMMON STOCKS (Cost $57,012,482)		137,212,304

	Par
CONVERTIBLE BONDS — 4.6%
Consumer Discretionary — 2.5%
Hotels, Restaurants & Leisure — 2.5%
Royal Caribbean Cruises Ltd., 6.00%, 08/15/2025	$1,000,000	4,137,250
Health Care — 1.4%
Biotechnology — 1.4%
Apellis Pharmaceuticals, Inc., 3.50%, 09/15/2026	300,000	308,700
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/2027	500,000	472,125
Exact Sciences Corp.
0.38%, 03/15/2027	100,000	92,050
0.38%, 03/01/2028	750,000	660,000

The accompanying notes are an integral part of these financial statements.

20

Buffalo Growth & Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CONVERTIBLE BONDS — (Continued)
Health Care — (Continued)
Biotechnology — (Continued)
PTC Therapeutics, Inc., 1.50%, 09/15/2026	$600,000	$702,182
		2,235,057
Total Health Care		2,235,057
Industrials — 0.2%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	500,000	368,530
Information Technology — 0.5%
Communications Equipment — 0.5%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	750,000	780,750
TOTAL CONVERTIBLE BONDS (Cost $4,475,541)		7,521,587

	Shares
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Real Estate — 4.4%
Health Care REITs — 0.8%
Welltower, Inc.	7,900	1,210,359
Office REITs — 0.6%
NET Lease Office Properties(a)	31,400	985,332
Specialized REITs — 3.0%
American Tower Corp.	3,200	696,320
Digital Realty Trust, Inc.	5,000	716,450
Equinix Inc.	1,100	896,885
Lamar Advertising Co. - Class A	9,968	1,134,159
Public Storage	5,000	1,496,450
		4,940,264
Total Real Estate		7,135,955
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,155,018)		7,135,955
CONVERTIBLE PREFERRED STOCKS — 1.1%
Industrials — 0.7%
Aerospace & Defense — 0.7%
Boeing Co., 6.00%, 10/15/2027	20,000	1,196,600
Utilities — 0.4%
Electric Utilities — 0.4%
PG&E Corp., Series A, 6.00%, 12/01/2027	15,000	671,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,774,538)		1,867,700

The accompanying notes are an integral part of these financial statements.

21

Buffalo Growth & Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS — 0.2%
Financials — 0.2%
Financial Services — 0.2%
Compass Diversified Holdings, Series C, 7.88%, Perpetual	15,000	$335,400
TOTAL PREFERRED STOCKS (Cost $319,968)		335,400
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
Fidelity Money Market Government Portfolio - Class I, 4.23%(b)	9,446,573	9,446,573
TOTAL SHORT-TERM INVESTMENTS (Cost $9,446,573)		9,446,573
TOTAL INVESTMENTS — 100.0% (Cost $78,184,120)		163,519,519
Other Assets in Excess of Liabilities — 0.0%(c)		29,618
TOTAL NET ASSETS — 100.0%		$163,549,137

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

22

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025

	Par	Value
CORPORATE BONDS — 56.7%
Communication Services — 2.9%
Diversified Telecommunications — 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	$2,000,000	$1,933,232
Entertainment — 0.3%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(a)	2,000,000	1,630,330
Interactive Media & Services — 0.7%
Cars.com, Inc., 6.38%, 11/01/2028(a)	4,000,000	3,961,109
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	1,000,000	980,234
		4,941,343
Media — 1.6%
Directv Financing LLC, 8.88%, 02/01/2030(a)	2,000,000	1,910,833
Getty Images, Inc., 9.75%, 03/01/2027(a)	4,000,000	4,010,345
Gray Television, Inc.
10.50%, 07/15/2029(a)	2,000,000	2,073,862
4.75%, 10/15/2030(a)	500,000	314,688
5.38%, 11/15/2031(a)	1,000,000	613,649
Scripps Escrow II, Inc.
3.88%, 01/15/2029(a)	500,000	389,875
5.38%, 01/15/2031(a)	2,000,000	1,224,149
		10,537,401
Total Communication Services		19,042,306
Consumer Discretionary — 0.8%
Automobile Components — 0.4%
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	3,000,000	2,816,898
Diversified Consumer Services — 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(a)	1,100,000	1,107,438
Hotels, Restaurants & Leisure — 0.2%
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)	1,500,000	1,485,486
Total Consumer Discretionary		5,409,822
Consumer Staples — 5.3%
Consumer Staples Distribution & Retail — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	2,500,000	2,472,161
Food & Beverage Wholesalers — 0.8%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	5,000,000	5,138,155
Food Products — 2.3%
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	3,000,000	2,974,380
4.25%, 08/01/2029(a)	1,000,000	936,399

The accompanying notes are an integral part of these financial statements.

23

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Consumer Staples — (Continued)
Food Products — (Continued)
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(a)	$2,000,000	$1,910,240
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,612,694
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	6,500,000	6,025,370
		15,459,083
Household Products — 1.4%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031(a)	3,000,000	2,638,719
10.75%, 06/30/2032(a)	9,000,000	6,850,005
		9,488,724
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 03/15/2030(a)	3,000,000	3,101,955
Total Consumer Staples		35,660,078
Energy — 15.1%
Energy Equipment & Services — 1.7%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,250,000	2,230,080
Enerflex Ltd., 9.00%, 10/15/2027(a)	2,700,000	2,772,012
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	6,000,000	6,408,888
		11,410,980
Oil, Gas & Consumable Fuels — 13.4%
Baytex Energy Corp., 8.50%, 04/30/2030(a)	2,500,000	2,538,950
California Resources Corp.
7.13%, 02/01/2026(a)	1,990,000	1,989,665
8.25%, 06/15/2029(a)	6,000,000	6,102,159
Crescent Energy Finance LLC
9.25%, 02/15/2028(a)	6,250,000	6,490,069
7.38%, 01/15/2033(a)	5,000,000	4,836,728
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028(a)	1,000,000	1,001,502
8.63%, 03/15/2029(a)	3,000,000	3,108,954
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,446,064
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,053,279
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,751,602
8.00%, 05/15/2033	500,000	504,063
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	2,000,000	2,118,930
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	7,000,000	7,438,396
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	6,000,000	5,828,936
Northern Oil & Gas, Inc., 8.13%, 03/01/2028(a)	9,100,000	9,130,283
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	9,254,000	8,948,662

The accompanying notes are an integral part of these financial statements.

24

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Energy — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	$2,600,000	$2,652,159
Sunoco LP, 6.25%, 07/01/2033(a)	1,500,000	1,501,605
Talos Production, Inc.
9.00%, 02/01/2029(a)	2,000,000	2,056,672
9.38%, 02/01/2031(a)	2,000,000	2,035,572
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	4,000,000	4,025,956
Viper Energy, Inc., 5.38%, 11/01/2027(a)	1,750,000	1,734,255
		89,294,461
Total Energy		100,705,441
Financials — 11.3%
Capital Markets — 0.3%
StoneX Group, Inc., 7.88%, 03/01/2031(a)	2,000,000	2,084,310
Consumer Finance — 2.6%
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	2,000,000	2,119,694
Encore Capital Group, Inc.
9.25%, 04/01/2029(a)	4,000,000	4,194,049
8.50%, 05/15/2030(a)	1,250,000	1,288,103
EZCORP, Inc., 7.38%, 04/01/2032(a)	2,000,000	2,034,453
PRA Group, Inc.
8.38%, 02/01/2028(a)	1,500,000	1,533,313
8.88%, 01/31/2030(a)	5,750,000	6,003,420
		17,173,032
Financial Services — 6.2%
Burford Capital Global Finance LLC
6.88%, 04/15/2030(a)	4,500,000	4,446,486
9.25%, 07/01/2031(a)	7,500,000	7,909,568
CPI CG, Inc., 10.00%, 07/15/2029(a)	2,000,000	2,139,618
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	5,250,000	5,335,203
9.13%, 05/15/2031(a)	3,000,000	3,022,464
8.38%, 04/01/2032(a)	3,000,000	2,918,715
Hightower Holding LLC, 9.13%, 01/31/2030(a)	4,500,000	4,623,520
NCR Atleos Corp., 9.50%, 04/01/2029(a)	2,500,000	2,707,860
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	8,000,000	8,197,384
		41,300,818
Insurance — 2.2%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029(a)	2,000,000	2,083,714
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	9,000,000	9,180,252
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	3,000,000	3,152,409
		14,416,375
Total Financials		74,974,535

The accompanying notes are an integral part of these financial statements.

25

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Health Care — 1.5%
Commercial Services & Supplies — 0.1%
VT Topco, Inc., 8.50%, 08/15/2030(a)	$500,000	$524,891
Health Care Providers & Services — 0.4%
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	3,000,000	2,832,549
Medical Equipment & Devices — 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030(a)	1,100,000	1,158,838
Pharmaceuticals — 0.8%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034(a)	1,000,000	969,647
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,105,328
7.88%, 09/15/2029	250,000	269,200
		5,344,175
Total Health Care		9,860,453
Industrials — 11.7%
Aerospace & Defense — 0.7%
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	500,000	552,828
TransDigm, Inc.
5.50%, 11/15/2027	1,000,000	988,762
4.63%, 01/15/2029	1,000,000	946,206
4.88%, 05/01/2029	1,000,000	948,614
6.63%, 03/01/2032(a)	1,000,000	1,012,548
		4,448,958
Air Freight & Logistics — 0.2%
Clue Opco LLC, 9.50%, 10/15/2031(a)	1,000,000	1,001,159
Building Products — 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	1,250,000	1,256,480
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	4,000,000	3,825,855
4.25%, 02/01/2032(a)	1,000,000	894,919
		5,977,254
Commercial Services & Supplies — 5.7%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,238,091
Deluxe Corp.
8.00%, 06/01/2029(a)	2,500,000	2,278,747
8.13%, 09/15/2029(a)	1,000,000	1,006,590
GEO Group, Inc.
8.63%, 04/15/2029	4,000,000	4,201,765
10.25%, 04/15/2031	8,000,000	8,702,576
OT Midco, Inc., 10.00%, 02/15/2030(a)	8,000,000	6,853,417

The accompanying notes are an integral part of these financial statements.

26

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Commercial Services & Supplies — (Continued)
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	$7,000,000	$6,941,036
TKC Holdings, Inc., 10.50%, 05/15/2029(a)	4,000,000	4,003,590
		38,225,812
Construction & Engineering — 0.6%
MasTec, Inc., 6.63%, 08/15/2029(a)	3,000,000	3,000,690
Pike Corp., 8.63%, 01/31/2031(a)	1,000,000	1,054,825
		4,055,515
Ground Transportation — 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 01/15/2030(a)	4,000,000	3,904,113
Passenger Airlines — 2.1%
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031(a)	9,000,000	8,683,920
OneSky Flight LLC, 8.88%, 12/15/2029(a)	5,250,000	5,308,417
		13,992,337
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	4,000,000	3,495,025
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	3,000,000	2,828,960
		6,323,985
Total Industrials		77,929,133
Information Technology — 2.1%
Communications Equipment — 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	2,000,000	1,899,918
Software — 1.3%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(a)	7,500,000	7,451,822
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	1,100,000	1,134,578
		8,586,400
Technology Distributors — 0.5%
EquipmentShare.com, Inc.
8.63%, 05/15/2032(a)	1,800,000	1,857,325
8.00%, 03/15/2033(a)	1,500,000	1,510,321
		3,367,646
Total Information Technology		13,853,964
Materials — 1.5%
Chemicals — 1.2%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	6,000,000	6,148,200
Chemours Co., 5.75%, 11/15/2028(a)	2,000,000	1,847,175
		7,995,375
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	1,000,000	1,006,837

The accompanying notes are an integral part of these financial statements.

27

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Metals & Mining — 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	$1,000,000	$1,046,404
Total Materials		10,048,616
Real Estate — 4.0%
Hotel & Resort REITs — 0.5%
Service Properties Trust, 8.63%, 11/15/2031(a)	3,000,000	3,169,635
Industrial REITs — 0.9%
IIP Operating Partnership LP, 5.50%, 05/25/2026	6,250,000	6,134,792
Specialized REITs — 2.6%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029(a)	1,000,000	928,168
4.63%, 03/15/2030(a)	1,000,000	915,305
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)	14,352,000	15,255,503
		17,098,976
Total Real Estate		26,403,403
Utilities — 0.5%
Independent Power & Renewable Elec Producers — 0.5%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	3,500,000	3,547,764
TOTAL CORPORATE BONDS (Cost $379,148,575)		377,435,515
BANK LOANS — 35.3%
Communication Services — 4.5%
Diversified Telecommunications — 0.4%
Consolidated Communications, Inc. First Lien, 7.94% (1 mo. Term SOFR + 3.50%), 10/04/2027	2,928,009	2,922,754
Entertainment — 0.5%
Pretzel Parent T/L B (TAIT) First Lien, 8.81%, 08/14/2031	3,000,000	3,006,090
Media — 3.6%
Directv Financing LLC First Lien, 10.10% (3 mo. Term SOFR + 5.25%), 08/02/2029	7,605,927	7,508,951
EW Scripps Co. First Lien, 7.00% (1 mo. Term SOFR + 2.56%), 05/01/2026	940,275	937,703
EW Scripps Co., 7.44% (1 mo. Term SOFR + 3.00%), 01/07/2028	169,063	150,316
Summer BC Holdco B SARL First Lien, 9.58% (3 mo. Term SOFR + 5.00%), 02/21/2029	6,000,000	5,999,070

The accompanying notes are an integral part of these financial statements.

28

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
BANK LOANS — (Continued)
Communication Services — (Continued)
Media — (Continued)
Townsquare Media, Inc. First Lien, 9.30% (1 mo. Term SOFR + 5.00%), 02/19/2030	$10,000,000	$9,425,000
		24,021,040
Total Communication Services		29,949,884
Consumer Discretionary — 4.5%
Automobile Components — 1.4%
First Brands Group LLC First Lien
9.55% (3 mo. Term SOFR + 5.00%), 03/30/2027	6,873,653	6,405,385
9.55% (3 mo. Term SOFR + 5.00%), 03/30/2027	2,953,937	2,751,785
		9,157,170
Hotels, Restaurants & Leisure — 1.6%
Dave & Buster’s, Inc. First Lien, 7.63% (1 mo. Term SOFR + 3.25%), 06/29/2029	2,817,815	2,530,750
Flynn Restaurant Group LP First Lien, 8.07% (1 mo. Term SOFR + 3.75%), 01/28/2032	8,000,000	7,856,640
		10,387,390
Household Durables — 0.3%
AI Aqua Merger Sub, Inc. First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 07/31/2028	1,989,975	1,974,205
Specialty Retail — 1.2%
Victra Holdings LLC First Lien
8.57% (1 mo. Term SOFR + 4.25%), 03/29/2029	3,468,750	3,466,599
9.56% (3 mo. Term SOFR + 5.25%), 03/29/2029	4,875,000	4,875,000
		8,341,599
Total Consumer Discretionary		29,860,364
Consumer Staples — 2.2%
Food Products — 0.4%
Aspire Bakeries Holdings LLC First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 12/23/2030	994,975	998,706
Celsius Holdings, Inc., 7.57% (1 mo. Term SOFR + 3.25%), 03/22/2032	1,500,000	1,504,688
		2,503,394
Household Products — 0.6%
Kronos Acquisition Holdings, Inc. First Lien, 8.29% (3 mo. Term SOFR + 4.00%), 07/08/2031	4,975,000	4,290,937
Personal Care Products — 1.2%
KDC/ONE Development Corp., Inc., 8.32% (1 mo. Term SOFR + 4.00%), 08/15/2028	7,982,500	7,991,760
Total Consumer Staples		14,786,091

The accompanying notes are an integral part of these financial statements.

29

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
BANK LOANS — (Continued)
Financials — 4.6%
Financial Services — 3.2%
Blackhawk Network Holdings, Inc. First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 03/12/2029	$3,491,250	$3,481,894
FNZ USA FinCo LLC First Lien, 9.29% (3 mo. Term SOFR + 5.00%), 11/05/2031	6,000,000	5,550,000
NCR Atleos Corp., 8.40% (3 mo. Term SOFR + 3.75%), 04/16/2029	1,725,843	1,735,119
Nexus Buyer LLC First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/31/2031	10,736,152	10,686,551
		21,453,564
Insurance — 1.4%
Acrisure LLC First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,980,025	3,962,254
Jones Deslauriers Insurance Management, Inc. First Lien, 7.07% (3 mo. Term SOFR + 2.75%), 03/15/2030	3,473,794	3,433,984
TIH Insurance Holdings LLC Second Lien, 9.08% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,129,611
		9,525,849
Total Financials		30,979,413
Health Care — 8.1%
Biotechnology — 1.9%
Endo Finance Holdings, Inc. First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,950,000	9,877,862
Star Parent, Inc. First Lien, 8.33% (3 mo. Term SOFR + 3.75%), 09/27/2030	2,970,000	2,843,775
		12,721,637
Health Care Equipment & Supplies — 1.5%
Bausch + Lomb Corp. First Lien, 8.33% (3 mo. Term SOFR + 4.00%), 09/29/2028	4,432,500	4,426,981
Embecta Corp., 7.31% (1 mo. Term SOFR + 3.00%), 03/30/2029	5,251,116	5,247,336
		9,674,317
Pharmaceuticals — 4.7%
Amneal Pharmaceuticals LLC, 9.82% (1 mo. Term SOFR + 5.50%), 05/04/2028	26,784,617	27,295,266
LSCS Holdings, Inc. First Lien, 8.82% (1 mo. Term SOFR + 4.50%), 03/04/2032	4,000,000	3,998,760
		31,294,026
Total Health Care		53,689,980
Industrials — 5.9%
Aerospace & Defense — 0.7%
Karman Holdings, Inc., 7.81% (1 mo. Term SOFR + 3.50%), 02/27/2032	3,000,000	3,003,750
TransDigm, Inc. First Lien, 7.08% (3 mo. Term SOFR + 2.75%), 03/22/2030	1,858,828	1,857,991
		4,861,741

The accompanying notes are an integral part of these financial statements.

30

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
BANK LOANS — (Continued)
Industrials — (Continued)
Building Products — 1.1%
Trulite Glass & Aluminum Solutions LLC, 10.31% (3 mo. Term SOFR + 6.00%), 03/01/2030	$7,312,500	$7,257,656
Commercial Services & Supplies — 2.5%
Emerald X, Inc. First Lien, 8.07% (1 mo. Term SOFR + 3.75%), 01/30/2032	5,500,000	5,500,000
GEO Group, Inc., 9.57% (1 mo. Term SOFR + 5.25%), 04/13/2029	3,564,696	3,614,602
Gloves Buyer, Inc., 8.30% (1 mo. Term SOFR + 4.00%), 01/20/2032	8,000,000	7,713,320
		16,827,922
Electrical Equipment — 0.2%
Array Technologies, Inc., 7.69% (1 mo. Term SOFR + 3.25%), 10/14/2027	1,490,039	1,490,978
Energy Equipment & Services — 0.3%
Artera Services LLC First Lien, 8.83% (3 mo. Term SOFR + 4.50%), 02/10/2031	1,960,000	1,863,901
Machinery — 0.4%
Chart Industries, Inc. First Lien, 6.81% (3 mo. Term SOFR + 2.50%), 03/15/2030	2,562,356	2,566,623
Trading Companies & Distributors — 0.7%
Foundation Building Materials, Inc., 8.32% (3 mo. Term SOFR + 4.00%), 01/29/2031	4,962,406	4,541,644
Total Industrials		39,410,465
Information Technology — 1.8%
Application Software — 0.6%
Dye & Durham Corp., 8.70% (3 mo. Term SOFR + 4.25%), 04/04/2031	3,808,571	3,821,673
Software — 1.2%
DTI Holdco, Inc. First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 04/26/2029	7,000,000	6,952,750
Inmar, Inc., 9.33% (1 mo. Term SOFR + 5.00%), 10/30/2031	995,000	995,935
		7,948,685
Total Information Technology		11,770,358
Materials — 3.7%
Chemicals — 1.0%
M2S Group Intermediate Holdings, Inc. First Lien, 9.09% (1 mo. Term SOFR + 4.75%), 08/27/2031	6,839,080	6,589,044
Construction Materials — 0.3%
Eco Material Technologies, Inc. First Lien, 7.58% (1 mo. Term SOFR + 3.25%), 02/12/2032	2,000,000	1,995,630

The accompanying notes are an integral part of these financial statements.

31

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Par	Value
BANK LOANS — (Continued)
Materials — (Continued)
Paper & Forest Products — 2.4%
Verde Operating Company First Lien, 8.31% (1 mo. Term SOFR + 4.00%), 11/29/2030	$15,989,975	$15,924,416
Total Materials		24,509,090
TOTAL BANK LOANS (Cost $236,778,338)		234,955,645

	Shares
CONVERTIBLE PREFERRED STOCKS — 1.6%
Industrials — 0.8%
Aerospace & Defense — 0.8%
Boeing Co., 6.00%, 10/15/2027	90,000	5,384,700
Utilities — 0.8%
Electric Utilities — 0.8%
PG&E Corp., Series A, 6.00%, 12/01/2027	110,000	4,921,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,800,489)		10,306,100

	Par
CONVERTIBLE BONDS — 1.3%
Consumer Discretionary — 0.8%
Automobile Components — 0.2%
Patrick Industries, Inc., 1.75%, 12/01/2028	$1,250,000	1,752,969
Diversified Consumer Services — 0.6%
Stride, Inc., 1.13%, 09/01/2027	1,600,000	3,904,800
Total Consumer Discretionary		5,657,769
Health Care — 0.3%
Biotechnology — 0.3%
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,300,000	2,114,775
Industrials — 0.2%
Electrical Equipment — 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,105,589
TOTAL CONVERTIBLE BONDS (Cost $5,547,248)		8,878,133

The accompanying notes are an integral part of these financial statements.

32

BUFFALO HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS — 0.4%
Financials — 0.4%
Financial Services — 0.4%
Compass Diversified Holdings
Series A, 7.25%, Perpetual	25,000	$553,250
Series C, 7.88%, Perpetual	100,000	2,236,000
TOTAL PREFERRED STOCKS (Cost $2,609,923)		2,789,250
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 4.3%
Fidelity Money Market Government Portfolio - Class I, 4.23%(b)	28,856,045	28,856,045
TOTAL SHORT-TERM INVESTMENTS (Cost $28,856,045)		28,856,045
TOTAL INVESTMENTS — 99.6% (Cost $662,740,618)		663,220,688
Other Assets in Excess of Liabilities — 0.4%		2,469,067
TOTAL NET ASSETS — 100.0%		$665,689,755

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $327,532,479 or 49.2% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

33

Buffalo International Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS — 98.4%
Belgium — 0.7%
Beverages — 0.7%
Anheuser-Busch InBev SA/NV	101,463	$6,238,110
Canada — 5.2%
Commercial Services & Supplies — 2.2%
GFL Environmental, Inc.	399,070	19,279,072
Ground Transportation — 1.0%
Canadian National Railway Co.	93,998	9,161,045
Software — 2.0%
Constellation Software, Inc.	5,502	17,424,446
Total Canada		45,864,563
China — 0.6%
Banks — 0.6%
China Merchants Bank Co. Ltd. - Class H	900,000	5,336,062
Denmark — 2.6%
Health Care Equipment & Supplies — 1.1%
Coloplast AS - Class B	90,000	9,439,530
Pharmaceuticals — 1.5%
Novo Nordisk AS - ADR	152,000	10,554,880
Novo Nordisk AS - Class B	40,000	2,735,134
		13,290,014
Total Denmark		22,729,544
France — 16.0%
Aerospace & Defense — 2.7%
Airbus SE	25,000	4,402,155
Thales SA	72,064	19,156,216
		23,558,371
Chemicals — 1.8%
Air Liquide SA	81,694	15,517,430
Construction & Engineering — 1.4%
Vinci SA	100,024	12,609,078
Electrical Equipment — 2.5%
Schneider Electric SE	93,000	21,468,685
IT Services — 1.1%
Capgemini SE	64,607	9,707,752
Life Sciences Tools & Services — 0.8%
Sartorius Stedim Biotech	33,000	6,537,884

The accompanying notes are an integral part of these financial statements.

34

Buffalo International Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Pharmaceuticals — 1.9%
Sanofi SA	43,000	$4,761,056
Sanofi SA - ADR	219,257	12,159,993
		16,921,049
Professional Services — 1.9%
Bureau Veritas SA	543,422	16,487,526
Software — 1.0%
Dassault Systemes SE	239,892	9,133,371
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	13,100	8,112,574
Total France		140,053,720
Germany — 10.9%
Capital Markets — 0.9%
DWS Group GmbH & Co. KGaA(a)	142,000	7,783,785
Health Care Providers & Services — 1.5%
Fresenius SE & Co. KGaA(b)	322,659	13,775,538
Industrial Conglomerates — 2.1%
Siemens AG	81,200	18,752,895
Insurance — 2.5%
Hannover Rueck SE	15,000	4,470,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,434	17,330,685
		21,801,565
Pharmaceuticals — 1.2%
Merck KGaA	74,750	10,286,374
Software — 2.7%
SAP SE - ADR	87,391	23,459,240
Total Germany		95,859,397
Hong Kong — 0.9%
Beverages — 0.3%
China Resources Beer Holdings Co. Ltd.	750,000	2,710,097
Capital Markets — 0.6%
Hong Kong Exchanges & Clearing Ltd.	120,000	5,338,105
Total Hong Kong		8,048,202
India — 0.6%
Banks — 0.6%
HDFC Bank Ltd. - ADR	85,000	5,647,400

The accompanying notes are an integral part of these financial statements.

35

Buffalo International Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Ireland — 11.1%
Chemicals — 1.8%
Linde PLC	34,529	$16,078,084
Construction Materials — 1.4%
CRH PLC	143,000	12,579,710
Food Products — 2.1%
Kerry Group PLC - Class A	178,785	18,721,488
Insurance — 2.1%
Aon PLC - Class A	44,742	17,856,085
Life Sciences Tools & Services — 1.3%
ICON PLC(b)	64,490	11,285,105
Passenger Airlines — 1.3%
Ryanair Holdings PLC	370,903	7,495,180
Ryanair Holdings PLC - ADR	93,715	3,970,705
		11,465,885
Professional Services — 1.1%
Experian PLC	201,624	9,342,358
Total Ireland		97,328,715
Israel — 0.7%
Software — 0.7%
Monday.com Ltd.(b)	26,136	6,355,230
Japan — 12.3%
Beverages — 1.6%
Asahi Group Holdings Ltd.	1,116,000	14,258,651
Chemicals — 1.2%
Shin-Etsu Chemical Co. Ltd.	380,262	10,850,841
Electronic Equipment, Instruments & Components — 1.5%
Keyence Corp.	34,173	13,437,171
Entertainment — 2.0%
Nintendo Co. Ltd.	220,000	14,955,094
Nintendo Co. Ltd. - ADR	150,000	2,575,500
		17,530,594
Professional Services — 3.1%
BayCurrent, Inc.	621,059	26,913,036

The accompanying notes are an integral part of these financial statements.

36

Buffalo International Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Semiconductors & Semiconductor Equipment — 2.9%
Disco Corp.	47,500	$9,700,530
Renesas Electronics Corp.	1,160,000	15,558,674
		25,259,204
Total Japan		108,249,497
Luxembourg — 0.9%
Life Sciences Tools & Services — 0.9%
Eurofins Scientific SE	148,648	7,929,315
Netherlands — 5.7%
Financial Services — 2.2%
Adyen NV(a)(b)	12,685	19,443,577
Semiconductors & Semiconductor Equipment — 2.2%
ASM International NV	10,000	4,556,947
ASML Holding NV - NY Shares	21,927	14,529,488
		19,086,435
Trading Companies & Distributors — 1.3%
IMCD NV	83,441	11,104,497
Total Netherlands		49,634,509
Norway — 0.5%
Machinery — 0.5%
TOMRA Systems ASA	296,000	4,226,208
South Korea — 2.0%
Semiconductors & Semiconductor Equipment — 2.0%
SK Hynix, Inc.	129,194	17,222,340
Sweden — 0.7%
Electronic Equipment, Instruments & Components — 0.7%
Hexagon AB - Class B	592,953	6,338,528
Switzerland — 10.0%
Capital Markets — 1.4%
Julius Baer Group Ltd.	183,937	12,749,783
Construction Materials — 1.7%
Holcim AG	136,000	14,635,398
Electrical Equipment — 1.4%
ABB Ltd.	65,000	3,353,867
ABB Ltd. - ADR	169,812	8,853,998
		12,207,865

The accompanying notes are an integral part of these financial statements.

37

Buffalo International Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Switzerland — (Continued)
Health Care Equipment & Supplies — 2.1%
Alcon AG	126,317	$11,991,273
Alcon AG	64,598	6,129,382
		18,120,655
Life Sciences Tools & Services — 2.3%
Lonza Group AG	32,904	20,327,100
Pharmaceuticals — 1.1%
Roche Holding AG	21,800	7,174,982
Roche Holding AG - ADR	68,771	2,829,927
		10,004,909
Total Switzerland		88,045,710
Taiwan — 2.4%
Semiconductors & Semiconductor Equipment — 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	124,898	20,733,068
United Kingdom — 12.2%
Aerospace & Defense — 1.3%
BAE Systems PLC	545,255	11,010,111
Capital Markets — 1.9%
London Stock Exchange Group PLC	115,000	17,080,716
Health Care Equipment & Supplies — 1.0%
Smith & Nephew PLC	335,913	4,723,814
Smith & Nephew PLC - ADR	154,254	4,376,186
		9,100,000
Hotels, Restaurants & Leisure — 1.3%
InterContinental Hotels Group PLC	103,873	11,184,081
Oil, Gas & Consumable Fuels — 1.2%
Shell PLC	200,000	7,318,942
Shell PLC - ADR	39,206	2,873,016
		10,191,958
Personal Care Products — 1.5%
Unilever PLC	61,999	3,694,031
Unilever PLC - ADR	162,271	9,663,238
		13,357,269
Pharmaceuticals — 1.9%
AstraZeneca PLC	34,000	4,992,748
AstraZeneca PLC - ADR	160,073	11,765,365
		16,758,113
Professional Services — 0.5%
RELX PLC - ADR	80,000	4,032,800

The accompanying notes are an integral part of these financial statements.

38

Buffalo International Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Textiles, Apparel & Luxury Goods — 0.4%
Birkenstock Holding PLC(b)	70,000	$3,209,500
Trading Companies & Distributors — 1.2%
Ashtead Group PLC	197,000	10,651,204
Total United Kingdom		106,575,752
Uruguay — 2.4%
Broadline Retail — 2.4%
MercadoLibre, Inc.(b)	10,851	21,168,890
TOTAL COMMON STOCKS (Cost $584,957,466)		863,584,760

	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(d)	5,500	0
TOTAL WARRANTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
Fidelity Money Market Government Portfolio - Class I, 4.23%(e)	12,475,995	12,475,995
TOTAL SHORT-TERM INVESTMENTS (Cost $12,475,995)		12,475,995
TOTAL INVESTMENTS — 99.8% (Cost $597,433,461)		876,060,755
Other Assets in Excess of Liabilities — 0.2%		1,325,241
TOTAL NET ASSETS — 100.0%		$877,385,996

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

39

Buffalo International Fund
Schedule of Investments
March 31, 2025(Continued)
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $27,227,362 or 3.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

40

Buffalo Mid Cap Discovery Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS — 93.9%
Communication Services — 3.3%
Entertainment — 1.4%
Live Nation Entertainment, Inc.(a)	63,000	$8,226,540
Interactive Media & Services — 1.4%
Pinterest, Inc. - Class A(a)	266,094	8,248,914
Media — 0.5%
Trade Desk, Inc. - Class A(a)	50,000	2,736,000
Total Communication Services		19,211,454
Consumer Discretionary — 4.4%
Automobile Components — 1.2%
Aptiv PLC(a)	112,472	6,692,084
Hotels, Restaurants & Leisure — 2.1%
DraftKings, Inc. - Class A(a)	221,000	7,339,410
Expedia Group, Inc.	27,952	4,698,731
		12,038,141
Textiles, Apparel & Luxury Goods — 1.1%
lululemon athletica, Inc.(a)	22,985	6,506,134
Total Consumer Discretionary		25,236,359
Consumer Staples — 2.7%
Consumer Staples Distribution & Retail — 1.7%
Maplebear, Inc.(a)	245,000	9,773,050
Personal Care Products — 1.0%
elf Beauty, Inc.(a)	90,600	5,688,774
Total Consumer Staples		15,461,824
Energy — 2.2%
Energy Equipment & Services — 2.2%
Schlumberger NV	303,150	12,671,670
Financials — 14.3%
Capital Markets — 8.8%
FactSet Research Systems, Inc.	11,100	5,046,504
Intercontinental Exchange, Inc.	62,438	10,770,555
MarketAxess Holdings, Inc.	36,500	7,896,775
MSCI, Inc.	37,940	21,455,070
TPG, Inc.	105,000	4,980,150
		50,149,054
Financial Services — 5.5%
Corpay, Inc.(a)	36,954	12,886,599
Global Payments, Inc.	87,708	8,588,367
Shift4 Payments, Inc. - Class A(a)	126,667	10,349,961
		31,824,927
Total Financials		81,973,981

The accompanying notes are an integral part of these financial statements.

41

Buffalo Mid Cap Discovery Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — 17.1%
Biotechnology — 1.0%
Natera, Inc.(a)	41,581	$5,879,969
Health Care Equipment & Supplies — 5.8%
Alcon AG	106,641	10,123,430
DexCom, Inc.(a)	32,711	2,233,835
Edwards Lifesciences Corp.(a)	92,000	6,668,160
IDEXX Laboratories, Inc.(a)	18,299	7,684,665
Insulet Corp.(a)	25,200	6,617,772
		33,327,862
Health Care Providers & Services — 1.3%
Progyny, Inc.(a)	340,147	7,598,884
Health Care Technology — 2.5%
Veeva Systems, Inc. - Class A(a)	60,687	14,056,930
Life Sciences Tools & Services — 6.5%
Agilent Technologies, Inc.	46,471	5,436,177
Bio-Rad Laboratories, Inc. - Class A(a)	23,469	5,716,110
Bio-Techne Corp.	115,975	6,799,614
ICON PLC(a)	35,000	6,124,650
IQVIA Holdings, Inc.(a)	45,662	8,050,211
West Pharmaceutical Services, Inc.	21,000	4,701,480
		36,828,242
Total Health Care		97,691,887
Industrials — 19.3%
Aerospace & Defense — 1.4%
HEICO Corp. - Class A	38,600	8,143,442
Building Products — 1.2%
Advanced Drainage Systems, Inc.	65,000	7,062,250
Commercial Services & Supplies — 2.4%
Copart, Inc.(a)	239,088	13,529,990
Electrical Equipment — 3.3%
AMETEK, Inc.	67,600	11,636,664
Vertiv Holdings Co. - Class A	102,500	7,400,500
		19,037,164
Machinery — 1.3%
Xylem, Inc.	64,200	7,669,332
Professional Services — 8.5%
Equifax, Inc.	35,662	8,685,837
KBR, Inc.	151,500	7,546,215
TransUnion	236,389	19,617,923
Verisk Analytics, Inc.	42,223	12,566,409
		48,416,384

The accompanying notes are an integral part of these financial statements.

42

Buffalo Mid Cap Discovery Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Trading Companies & Distributors — 1.2%
Ferguson Enterprises, Inc.	41,384	$6,630,958
Total Industrials		110,489,520
Information Technology — 24.7%
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. - Class A	116,602	7,647,925
Keysight Technologies, Inc.(a)	18,614	2,787,819
		10,435,744
IT Services — 5.8%
Gartner, Inc.(a)	21,591	9,062,606
GoDaddy, Inc. - Class A(a)	38,239	6,888,374
Okta, Inc.(a)	105,750	11,127,015
Snowflake, Inc. - Class A(a)	41,000	5,992,560
		33,070,555
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	17,500	3,529,225
Monolithic Power Systems, Inc.	5,227	3,031,555
Teradyne, Inc.	36,000	2,973,600
Universal Display Corp.	53,894	7,517,135
		17,051,515
Software — 14.1%
Autodesk, Inc.(a)	39,365	10,305,757
CyberArk Software Ltd.(a)	20,600	6,962,800
DoubleVerify Holdings, Inc.(a)	368,744	4,930,107
Guidewire Software, Inc.(a)	39,875	7,470,980
HubSpot, Inc.(a)	10,950	6,255,625
Nutanix, Inc. - Class A(a)	99,500	6,946,095
Procore Technologies, Inc.(a)	132,000	8,714,640
PTC, Inc.(a)	37,450	5,802,878
Synopsys, Inc.(a)	14,655	6,284,797
Tyler Technologies, Inc.(a)	14,000	8,139,460
Varonis Systems, Inc.(a)	217,500	8,797,875
		80,611,014
Total Information Technology		141,168,828
Materials — 1.3%
Chemicals — 1.3%
Ecolab, Inc.	28,520	7,230,390
Real Estate — 2.8%
Real Estate Management & Development — 2.8%
CoStar Group, Inc.(a)	199,341	15,793,788

The accompanying notes are an integral part of these financial statements.

43

Buffalo Mid Cap Discovery Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.8%
Independent Power and Renewable Electricity Producers — 1.8%
Vistra Corp.	87,950	$10,328,848
TOTAL COMMON STOCKS (Cost $411,696,536)		537,258,549
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
Fidelity Money Market Government Portfolio - Class I, 4.23%(b)	21,601,747	21,601,747
TOTAL SHORT-TERM INVESTMENTS (Cost $21,601,747)		21,601,747
TOTAL INVESTMENTS — 97.7% (Cost $433,298,283)		558,860,296
Other Assets in Excess of Liabilities — 2.3%		13,228,449
TOTAL NET ASSETS — 100.0%		$572,088,745

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

44

Buffalo Mid Cap Growth Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS — 93.0%
Communication Services — 7.0%
Entertainment — 5.7%
Liberty Media Corp.-Liberty Formula One - Class A(a)	36,529	$2,976,018
Live Nation Entertainment, Inc.(a)	23,000	3,003,340
Take-Two Interactive Software, Inc.(a)	8,000	1,658,000
		7,637,358
Interactive Media & Services — 1.3%
Pinterest, Inc. - Class A(a)	58,202	1,804,262
Total Communication Services		9,441,620
Consumer Discretionary — 3.7%
Hotels, Restaurants & Leisure — 1.7%
Vail Resorts, Inc.	10,746	1,719,575
Wingstop, Inc.	2,500	563,950
		2,283,525
Textiles, Apparel & Luxury Goods — 2.0%
Birkenstock Holding PLC(a)	30,000	1,375,500
lululemon athletica, Inc.(a)	4,845	1,371,425
		2,746,925
Total Consumer Discretionary		5,030,450
Consumer Staples — 1.0%
Personal Care Products — 1.0%
elf Beauty, Inc.(a)	21,517	1,351,052
Financials — 12.0%
Capital Markets — 6.7%
MarketAxess Holdings, Inc.	6,225	1,346,779
Moody’s Corp.	3,500	1,629,915
MSCI, Inc.	10,816	6,116,448
		9,093,142
Financial Services — 1.7%
Global Payments, Inc.	23,400	2,291,328
Insurance — 3.6%
Kinsale Capital Group, Inc.	9,900	4,818,429
Total Financials		16,202,899
Health Care — 14.4%
Health Care Equipment & Supplies — 1.6%
Cooper Cos., Inc.(a)	22,600	1,906,310
DexCom, Inc.(a)	4,556	311,129
		2,217,439
Health Care Providers & Services — 3.1%
Encompass Health Corp.	24,550	2,486,424
Progyny, Inc.(a)	74,300	1,659,862
		4,146,286

The accompanying notes are an integral part of these financial statements.

45

Buffalo Mid Cap Growth Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
Health Care Technology — 3.4%
Veeva Systems, Inc. - Class A(a)	19,850	$4,597,856
Life Sciences Tools & Services — 6.3%
Bio-Rad Laboratories, Inc. - Class A(a)	6,130	1,493,023
Bio-Techne Corp.	34,800	2,040,324
IQVIA Holdings, Inc.(a)	10,600	1,868,780
Mettler-Toledo International, Inc.(a)	2,550	3,011,320
		8,413,447
Total Health Care		19,375,028
Industrials - 26.5%(b)
Aerospace & Defense — 2.4%
TransDigm Group, Inc.	2,300	3,181,567
Commercial Services & Supplies — 5.6%
Copart, Inc.(a)	84,000	4,753,560
RB Global, Inc.	27,660	2,774,298
		7,527,858
Construction & Engineering — 1.5%
AECOM	21,800	2,021,514
Electrical Equipment — 4.5%
AMETEK, Inc.	23,255	4,003,116
Vertiv Holdings Co. - Class A	29,432	2,124,990
		6,128,106
Professional Services — 11.0%
Equifax, Inc.	9,100	2,216,396
SS&C Technologies Holdings, Inc.	34,289	2,864,160
TransUnion	49,000	4,066,510
Verisk Analytics, Inc.	19,053	5,670,554
		14,817,620
Trading Companies & Distributors — 1.5%
Ferguson Enterprises, Inc.	12,265	1,965,221
Total Industrials		35,641,886
Information Technology — 17.3%
IT Services — 4.3%
Gartner, Inc.(a)	10,800	4,533,192
Snowflake, Inc. - Class A(a)	9,000	1,315,440
		5,848,632
Semiconductors & Semiconductor Equipment — 1.3%
ON Semiconductor Corp.(a)	43,310	1,762,284

The accompanying notes are an integral part of these financial statements.

46

Buffalo Mid Cap Growth Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — 11.7%
CyberArk Software Ltd.(a)	5,475	$1,850,550
DoubleVerify Holdings, Inc.(a)	82,000	1,096,340
Guidewire Software, Inc.(a)	14,200	2,660,512
Procore Technologies, Inc.(a)	43,800	2,891,676
PTC, Inc.(a)	16,000	2,479,200
Tyler Technologies, Inc.(a)	4,100	2,383,699
Varonis Systems, Inc.(a)	58,500	2,366,325
		15,728,302
Total Information Technology		23,339,218
Materials — 2.7%
Chemicals — 0.9%
Element Solutions, Inc.	52,500	1,187,025
Construction Materials — 1.8%
Martin Marietta Materials, Inc.	5,000	2,390,650
Total Materials		3,577,675
Real Estate — 6.9%
Real Estate Management & Development — 6.9%
CBRE Group, Inc. - Class A(a)	44,000	5,754,320
CoStar Group, Inc.(a)	44,000	3,486,120
		9,240,440
Total Real Estate		9,240,440
Utilities — 1.5%
Independent Power and Renewable Electricity Producers — 1.5%
Vistra Corp.	17,750	2,084,560
TOTAL COMMON STOCKS (Cost $74,613,812)		125,284,828
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Real Estate — 2.1%
Health Care REITs — 2.1%
Welltower, Inc.	18,500	2,834,385
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,266,139)		2,834,385

The accompanying notes are an integral part of these financial statements.

47

Buffalo Mid Cap Growth Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 3.6%
Fidelity Money Market Government Portfolio - Class I, 4.23%(c)	4,831,762	$4,831,762
TOTAL SHORT-TERM INVESTMENTS (Cost $4,831,762)		4,831,762
TOTAL INVESTMENTS — 98.7% (Cost $80,711,713)		132,950,975
Other Assets in Excess of Liabilities — 1.3%		1,683,036
TOTAL NET ASSETS — 100.0%		$134,634,011

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

48

Buffalo Small Cap Growth Fund
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS — 93.0%
Consumer Discretionary — 10.2%
Broadline Retail — 1.3%
Ollie's Bargain Outlet Holdings, Inc.(a)	56,300	$6,551,068
Hotels, Restaurants & Leisure — 2.5%
First Watch Restaurant Group, Inc.(a)	298,167	4,964,481
Portillo's, Inc. - Class A(a)	511,670	6,083,756
Wingstop, Inc.	6,891	1,554,472
		12,602,709
Household Durables — 4.8%
Champion Homes, Inc.(a)	155,430	14,728,547
Installed Building Products, Inc.	30,500	5,229,530
Lovesac Co.(a)	250,842	4,560,307
		24,518,384
Specialty Retail — 1.0%
Boot Barn Holdings, Inc.(a)	46,585	5,004,627
Textiles, Apparel & Luxury Goods — 0.6%
Steven Madden Ltd.	115,827	3,085,631
Total Consumer Discretionary		51,762,419
Consumer Staples — 3.4%
Personal Care Products — 3.4%
BellRing Brands, Inc.(a)	156,710	11,668,627
elf Beauty, Inc.(a)	85,225	5,351,278
		17,019,905
Total Consumer Staples		17,019,905
Energy — 3.6%
Energy Equipment & Services — 2.4%
Cactus, Inc. - Class A	158,290	7,254,431
Patterson-UTI Energy, Inc.	593,320	4,877,090
		12,131,521
Oil, Gas & Consumable Fuels — 1.2%
Matador Resources Co.	120,945	6,179,080
Total Energy		18,310,601
Financials — 13.3%
Capital Markets — 4.3%
Hamilton Lane Inc. - Class A	97,213	14,452,657
WisdomTree, Inc.	841,830	7,509,124
		21,961,781
Financial Services — 2.5%
Shift4 Payments, Inc. - Class A(a)	156,037	12,749,783

The accompanying notes are an integral part of these financial statements.

49

Buffalo Small Cap Growth Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Insurance — 6.5%
Baldwin Insurance Group, Inc. - Class A(a)	237,665	$10,621,249
Kinsale Capital Group, Inc.	15,130	7,363,922
Palomar Holdings, Inc.(a)	107,373	14,718,691
		32,703,862
Total Financials		67,415,426
Health Care — 20.4%
Biotechnology — 4.8%
Arrowhead Pharmaceuticals, Inc.(a)	126,510	1,611,737
Halozyme Therapeutics, Inc.(a)	177,139	11,303,240
Madrigal Pharmaceuticals, Inc.(a)	14,760	4,888,955
Natera, Inc.(a)	45,593	6,447,306
		24,251,238
Health Care Equipment & Supplies — 6.3%
Establishment Labs Holdings, Inc.(a)	184,940	7,546,477
Inspire Medical Systems, Inc.(a)	44,440	7,078,403
Lantheus Holdings, Inc.(a)	79,320	7,741,632
QuidelOrtho Corp.(a)	180,215	6,302,119
Treace Medical Concepts, Inc.(a)	365,393	3,065,647
		31,734,278
Health Care Providers & Services — 6.0%
Castle Biosciences, Inc.(a)	239,614	4,797,072
HealthEquity, Inc.(a)	74,969	6,625,011
Option Care Health, Inc.(a)	395,255	13,814,162
Privia Health Group, Inc.(a)	218,025	4,894,661
		30,130,906
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc.(a)	8,675	2,643,186
OmniAb Operations, Inc. - 12.50 Earnout(a)(b)	47,436	475
OmniAb Operations, Inc. - 15.00 Earnout(a)(b)	47,436	474
		2,644,135
Pharmaceuticals — 2.8%
Ligand Pharmaceuticals, Inc.(a)	135,482	14,244,577
Total Health Care		103,005,134
Industrials — 20.3%
Aerospace & Defense — 0.7%
AeroVironment, Inc.(a)	28,165	3,356,986
Building Products — 3.4%
Advanced Drainage Systems, Inc.	83,880	9,113,562
AZEK Co., Inc.(a)	164,695	8,051,939
		17,165,501

The accompanying notes are an integral part of these financial statements.

50

Buffalo Small Cap Growth Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
Construction & Engineering — 2.3%
MYR Group, Inc.(a)	31,890	$3,606,440
Sterling Infrastructure, Inc.(a)	70,030	7,928,096
		11,534,536
Machinery — 6.5%
Chart Industries, Inc.(a)	65,085	9,395,671
ESCO Technologies, Inc.	30,865	4,911,239
JBT Marel Corp.	101,440	12,395,968
Kornit Digital Ltd.(a)	326,205	6,223,991
		32,926,869
Professional Services — 4.9%
FTI Consulting, Inc.(a)	41,890	6,873,311
ICF International, Inc.	99,144	8,424,266
NV5 Global, Inc.(a)	503,320	9,698,976
		24,996,553
Trading Companies & Distributors — 2.5%
SiteOne Landscape Supply, Inc.(a)	55,485	6,738,098
Transcat, Inc.(a)	40,000	2,978,000
WESCO International, Inc.	19,855	3,083,482
		12,799,580
Total Industrials		102,780,025
Information Technology — 21.8%
Communications Equipment — 0.8%
Ciena Corp.(a)	67,645	4,087,788
Electronic Equipment, Instruments & Components — 2.6%
Napco Security Technologies, Inc.	240,370	5,533,317
Novanta, Inc.(a)	59,255	7,576,937
		13,110,254
IT Services — 1.1%
Endava PLC - ADR(a)	279,565	5,454,313
Semiconductors & Semiconductor Equipment — 5.1%
Credo Technology Group Holding Ltd.(a)	48,040	1,929,286
Onto Innovation, Inc.(a)	35,645	4,325,164
Silicon Laboratories, Inc.(a)	62,330	7,016,488
SiTime Corp.(a)	33,110	5,061,526
Universal Display Corp.	51,593	7,196,192
		25,528,656
Software — 12.2%
Clearwater Analytics Holdings, Inc. - Class A(a)	401,365	10,756,582
DoubleVerify Holdings, Inc.(a)	415,664	5,557,428

The accompanying notes are an integral part of these financial statements.

51

Buffalo Small Cap Growth Fund
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Software — (Continued)
Intapp, Inc.(a)	105,445	$6,155,879
PagerDuty, Inc.(a)	296,510	5,417,238
Pegasystems, Inc.	119,670	8,319,458
Tenable Holdings, Inc.(a)	185,010	6,471,650
Varonis Systems, Inc.(a)	200,570	8,113,056
Vertex, Inc. - Class A(a)	315,497	11,045,550
		61,836,841
Total Information Technology		110,017,852
TOTAL COMMON STOCKS (Cost $413,437,418)		470,311,362
SHORT-TERM INVESTMENTS — 7.1%
Money Market Funds — 7.1%
Fidelity Money Market Government Portfolio - Class I, 4.23%(c)	35,903,801	35,903,801
TOTAL SHORT-TERM INVESTMENTS (Cost $35,903,801)		35,903,801
TOTAL INVESTMENTS — 100.1% (Cost $449,341,219)		506,215,163
Liabilities in Excess of Other Assets — (0.1)%		(527,294)
TOTAL NET ASSETS — 100.0%		$505,687,869

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of March 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

52

BUFFALO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
ASSETS:
Investments in securities, at cost	$73,271,701	$48,499,503	$176,914,160	$57,985,593	$78,184,120
Investments in securities, at value	$136,804,307	$60,594,732	$467,482,354	$162,298,691	$163,519,519
Receivables:
Investments sold	1,495,529	—	10,300	—	—
Fund shares sold	11,879	6,813	49,421	24,954	29,586
Dividends	50,909	24,854	501,136	24,976	102,584
Interest	—	—	—	—	13,916
Other assets	19,617	18,130	15,226	16,828	17,586
Total assets	138,382,241	60,644,529	468,058,437	162,365,449	163,683,191
LIABILITIES:
Payables:
Investments purchased	760,722	—	—	—	—
Options written, at value(1) (Note 6)	—	—	12,550	—	—
Fund shares purchased	54,653	2,361	86,925	57,873	14,246
Management fees (Note 3)	91,714	68,730	338,368	107,269	104,626
Accrued shareholder service fees - Investor Class (Note 5)	13,845	9,859	102,385	25,794	15,154
Custodian fees (Note 3)	—	—	—	—	—
Accrued expenses	28	28	28	30	28
Total liabilities	920,962	80,978	540,256	190,966	134,054
NET ASSETS	$ 137,461,279	$60,563,551	$467,518,181	$162,174,483	$163,549,137
Net Assets Consist of:
Paid-in capital	$69,645,506	$54,900,847	$159,436,784	$53,129,328	$79,001,061
Total distributable earnings (accumulated deficit)	67,815,773	5,662,704	308,081,397	109,045,155	84,548,076
Net assets applicable to outstanding shares	$ 137,461,279	$60,563,551	$467,518,181	$162,174,483	$163,549,137
Net Assets - Investor Class	37,844,269	30,735,514	277,764,132	74,143,751	44,922,055
Outstanding Shares - Investor Class	764,291	2,057,414	13,127,890	2,335,944	1,419,939
Net asset value per share - Investor Class	$49.52	$14.94	$21.16	$31.74	$31.64
Net Assets - Institutional Class	99,617,010	29,828,037	189,754,049	88,030,732	118,627,082
Outstanding Shares - Institutional Class	1,996,365	1,980,394	8,972,111	2,750,758	3,748,304
Net asset value per share - Institutional Class	$49.90	$15.06	$21.15	$32.00	$31.65
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Options written, premiums received	—	—	$17,148	—	—

The accompanying notes are an integral part of these financial statements.

53

BUFFALO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
ASSETS:
Investments in securities, at cost	$662,740,618	$597,433,461	$433,298,283	$80,711,713	$449,341,219
Investments in securities, at value	$663,220,688	$876,060,755	$558,860,296	$132,950,975	$506,215,163
Receivables:
Investments sold	7,123,862	—	14,215,652	1,740,156	—
Fund shares sold	1,175,724	560,232	83,639	29,415	73,121
Dividends	184,733	3,137,375	265,217	54,815	227,703
Interest	10,163,508	—	—	—	—
Other assets	47,533	27,832	28,441	16,258	24,203
Total assets	681,916,048	879,786,194	573,453,245	134,791,619	506,540,190
LIABILITIES:
Payables:
Investments purchased	15,447,500	—	—	—	—
Options written, at value(1) (Note 6)	—	—	—	—	—
Fund shares purchased	261,821	1,715,200	747,835	36,086	380,573
Management fees (Note 3)	484,696	589,469	429,603	99,176	376,095
Accrued shareholder service fees - Investor Class (Note 5)	32,230	69,443	187,016	22,300	95,607
Custodian fees (Note 3)	—	26,040	—	—	—
Accrued expenses	46	46	46	46	46
Total liabilities	16,226,293	2,400,198	1,364,500	157,608	852,321
NET ASSETS	$665,689,755	$877,385,996	$572,088,745	$134,634,011	$505,687,869
Net Assets Consist of:
Paid-in capital	$673,350,501	$598,148,221	$395,241,180	$77,564,936	$533,154,146
Total distributable earnings (accumulated deficit)	(7,660,746)	279,237,775	176,847,565	57,069,075	(27,466,277)
Net assets applicable to outstanding shares	$665,689,755	$877,385,996	$572,088,745	$134,634,011	$505,687,869
Net Assets - Investor Class	140,076,400	250,875,448	432,472,866	64,766,567	324,819,382
Outstanding Shares - Investor Class	13,178,594	11,592,086	19,904,350	4,154,679	24,223,472
Net asset value per share - Investor Class	$10.63	$21.64	$21.73	$15.59	$13.41
Net Assets - Institutional Class	525,613,355	626,510,548	139,615,879	69,867,444	180,868,487
Outstanding Shares - Institutional Class	49,496,338	28,931,425	6,356,536	4,437,929	13,388,996
Net asset value per share - Institutional Class	$10.62	$21.66	$21.96	$15.74	$13.51
Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1) Options written, premiums received	—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

54

BUFFALO FUNDS
Statements of Operations
For the Year Ended March 31, 2025

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
INVESTMENT INCOME:
Interest	$—	$—	$—	$—	$121,024
Dividends from securities	1,225,784	411,102	12,193,721	869,913	3,172,812
Foreign tax withheld	(9,215)	—	—	—	(13,290)
Total investment income	1,216,569	411,102	12,193,721	869,913	3,280,546
EXPENSES:
Management fees (Note 3)	1,100,482	932,876	4,080,497	1,331,262	1,236,347
Shareholder service fees - Investor Class (Note 5)	50,473	12,790	416,839	82,521	65,221
Registration fees	32,891	31,848	34,445	31,785	43,544
Custody fees	—	—	—	—	—
Other expenses	1,250	709	9,308	1,741	1,549
Total expenses	1,185,096	978,223	4,541,089	1,447,309	1,346,661
Net investment income (loss)	31,473	(567,121)	7,652,632	(577,396)	1,933,885
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	8,694,654	3,423,130	22,608,991	16,508,973	608,273
Foreign currency transactions	—	—	—	—	—
Options written (Note 6)	—	—	587,308	—	—
Net change in unrealized appreciation/depreciation during the year on:
Investments	(1,937,189)	(7,673,965)	(6,653,131)	(8,867,579)	8,685,534
Foreign currency translations	—	—	—	—	—
Options written (Note 6)	—	—	34,248	—	—
Net realized and unrealized gain (loss)	6,757,465	(4,250,835)	16,577,416	7,641,394	9,293,807
Net increase (decrease) in net assets resulting from operations	$6,788,938	$(4,817,956)	$24,230,048	$7,063,998	$11,227,692

The accompanying notes are an integral part of these financial statements.

55

BUFFALO FUNDS
Statements of Operations
For the Year Ended March 31, 2025(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$43,750,933	$—	$—	$—	$—
Dividends from securities	2,524,291	18,977,117	3,727,692	882,562	2,514,879
Foreign tax withheld	—	(1,845,320)	(1,829)	(4,730)	—
Total investment income	46,275,224	17,131,797	3,725,863	877,832	2,514,879
EXPENSES:
Management fees (Note 3)	4,817,938	8,603,162	6,064,514	1,240,003	5,284,588
Shareholder service fees - Investor Class (Note 5)	181,697	450,794	718,134	94,077	95,982
Registration fees	68,773	86,084	36,715	32,305	41,431
Custody fees	—	179,542	—	—	—
Other expenses	4,380	10,210	7,820	1,538	6,538
Total expenses	5,072,788	9,329,792	6,827,183	1,367,923	5,428,539
Net investment income (loss)	41,202,436	7,802,005	(3,101,320)	(490,091)	(2,913,660)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,750,720	509,033	111,993,317	11,905,813	31,287,852
Foreign currency transactions	—	(314,682)	—	—	—
Options written (Note 6)	—	—	—	—	—
Net change in unrealized appreciation/depreciation during the year on:
Investments	(6,428,744)	(30,423,074)	(152,645,900)	(16,784,529)	(79,174,165)
Foreign currency translations	—	7,589	—	—	—
Options written (Note 6)	—	—	—	—	—
Net realized and unrealized gain (loss)	(2,678,024)	(30,221,134)	(40,652,583)	(4,878,716)	(47,886,313)
Net increase (decrease) in net assets resulting from operations	$38,524,412	$(22,419,129)	$(43,753,903)	$(5,368,807)	$(50,799,973)

The accompanying notes are an integral part of these financial statements.

56

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Buffalo Blue Chip Growth Fund		Buffalo Early Stage Growth Fund		Buffalo Flexible Allocation Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$31,473	$166,482	$(567,121)	$(585,001)	$7,652,632	$8,475,349
Net realized gain (loss) on investments, foreign currency transactions, and options written	8,694,654	5,430,116	3,423,130	(4,311,888)	23,196,299	11,935,450
Net change in unrealized appreciation/depreciation during the year on investments, foreign currency translations, and options written	(1,937,189)	30,123,938	(7,673,965)	10,129,358	(6,618,883)	62,115,445
Net increase (decrease) in net assets resulting from operations	6,788,938	35,720,536	(4,817,956)	5,232,469	24,230,048	82,526,244
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(1,660,327)	(9,113)	—	—	(10,550,607)	(9,931,315)
Institutional Class	(3,783,718)	(55,109)	—	—	(7,352,269)	(6,387,870)
Total distributions	(5,444,045)	(64,222)	—	—	(17,902,876)	(16,319,185)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,839,712	6,301,563	893,344	1,829,661	8,967,443	17,946,998
Institutional Class	13,177,834	12,286,418	1,551,735	3,107,149	12,123,710	13,120,574
Reinvested dividends and distributions
Investor Class	1,599,366	8,654	—	—	10,417,843	9,819,913
Institutional Class	3,709,659	53,764	—	—	6,039,903	5,215,543
Shares Issued	31,326,571	18,650,399	2,445,079	4,936,810	37,548,899	46,103,028
Redemptions
Investor Class	(11,653,077)	(8,630,742)	(11,422,619)	(11,805,482)	(44,675,153)	(69,602,558)
Institutional Class	(13,078,105)	(10,445,322)	(3,835,002)	(5,463,827)	(21,109,359)	(22,551,969)
Shares repurchased	(24,731,182)	(19,076,064)	(15,257,621)	(17,269,309)	(65,784,512)	(92,154,527)
Net increase (decrease) from capital share transactions	6,595,389	(425,665)	(12,812,542)	(12,332,499)	(28,235,613)	(46,051,499)
Total increase (decrease) in net assets	7,940,282	35,230,649	(17,630,498)	(7,100,030)	(21,908,441)	20,155,560
NET ASSETS:
Beginning of year	129,520,997	94,290,348	78,194,049	85,294,079	489,426,622	469,271,062
End of year	$137,461,279	$129,520,997	$60,563,551	$78,194,049	$467,518,181	$489,426,622
Fund share transactions:
Shares sold
Investor Class	248,756	146,911	54,801	123,960	427,869	952,469
Institutional Class	247,975	289,311	95,158	204,877	579,444	695,224
	496,731	436,222	149,959	328,837	1,007,313	1,647,693
Reinvested dividends and distributions
Investor Class	28,901	199	—	—	493,371	523,901
Institutional Class	66,541	1,231	—	—	286,115	278,162
	95,442	1,430	—	—	779,486	802,063
Shares Issued	592,173	437,652	149,959	328,837	1,786,799	2,449,756
Shares repurchased
Investor Class	(224,423)	(216,523)	(700,543)	(797,818)	(2,127,628)	(3,725,318)
Institutional Class	(247,728)	(254,404)	(233,877)	(359,161)	(1,009,263)	(1,188,861)
Total shares repurchased	(472,151)	(470,927)	(934,420)	(1,156,979)	(3,136,891)	(4,914,179)
Net increase (decrease) in fund shares	120,022	(33,275)	(784,461)	(828,142)	(1,350,092)	(2,464,423)

The accompanying notes are an integral part of these financial statements.

57

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Growth Fund		Buffalo Growth & Income Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(577,396)	$(477,564)	$1,933,885	$1,870,189
Net realized gain (loss) on investments, foreign currency transactions, and options written	16,508,973	12,627,783	608,273	756,599
Net change in unrealized appreciation/depreciation during the year on investments, foreign currency translations, and options written	(8,867,579)	36,505,180	8,685,534	31,478,358
Net increase (decrease) in net assets resulting from operations	7,063,998	48,655,399	11,227,692	34,105,146
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(6,671,101)	(4,190,931)	(837,877)	(783,034)
Institutional Class	(7,770,913)	(4,449,781)	(2,057,216)	(2,031,797)
Total distributions	(14,442,014)	(8,640,712)	(2,895,093)	(2,814,831)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,715,058	10,338,019	7,640,430	21,480,203
Institutional Class	6,586,434	7,069,369	17,506,947	10,427,120
Reinvested dividends and distributions
Investor Class	6,557,681	4,109,628	832,550	779,287
Institutional Class	7,581,307	4,388,123	1,967,359	1,965,047
Shares Issued	23,440,480	25,905,139	27,947,286	34,651,657
Redemptions
Investor Class	(20,865,184)	(18,489,028)	(21,175,441)	(9,123,923)
Institutional Class	(11,970,871)	(11,362,809)	(16,121,740)	(12,439,360)
Shares repurchased	(32,836,055)	(29,851,837)	(37,297,181)	(21,563,283)
Net increase (decrease) from capital share transactions	(9,395,575)	(3,946,698)	(9,349,895)	13,088,374
Total increase (decrease) in net assets	(16,773,591)	36,067,989	(1,017,296)	44,378,689
NET ASSETS:
Beginning of year	178,948,074	142,880,085	164,566,433	120,187,744
End of year	$162,174,483	$178,948,074	$163,549,137	$164,566,433
Fund share transactions:
Shares sold
Investor Class	79,657	343,550	246,754	817,654
Institutional Class	189,748	239,482	548,770	390,120
	269,405	583,032	795,524	1,207,774
Reinvested dividends and distributions
Investor Class	184,412	142,646	27,359	29,292
Institutional Class	211,532	151,314	64,341	74,218
	395,944	293,960	91,700	103,510
Shares Issued	665,349	876,992	887,224	1,311,284
Shares repurchased
Investor Class	(615,930)	(644,547)	(687,639)	(353,391)
Institutional Class	(341,874)	(378,512)	(509,266)	(472,641)
Total shares repurchased	(957,804)	(1,023,059)	(1,196,905)	(826,032)
Net increase (decrease) in fund shares	(292,455)	(146,067)	(309,681)	485,252

The accompanying notes are an integral part of these financial statements.

58

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo High Yield Fund		Buffalo International Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$41,202,436	$26,669,430	$7,802,005	$7,609,963
Net realized gain (loss) on investments, foreign currency transactions, and options written	3,750,720	(3,640,276)	194,351	(844,821)
Net change in unrealized appreciation/depreciation during the year on investments, foreign currency translations, and options written	(6,428,744)	19,618,757	(30,415,485)	96,109,514
Net increase (decrease) in net assets resulting from operations	38,524,412	42,647,911	(22,419,129)	102,874,656
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(8,655,443)	(5,422,117)	(2,222,924)	(1,908,734)
Institutional Class	(32,458,150)	(21,381,616)	(6,786,829)	(4,304,930)
Total distributions	(41,113,593)	(26,803,733)	(9,009,753)	(6,213,664)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	84,724,163	77,377,664	43,682,666	164,691,974
Institutional Class	278,346,820	123,588,053	200,836,401	402,672,603
Reinvested dividends and distributions
Investor Class	8,317,045	5,165,232	2,129,921	1,834,375
Institutional Class	29,027,030	18,424,799	6,223,550	3,955,990
Shares Issued	400,415,058	224,555,748	252,872,538	573,154,942
Redemptions
Investor Class	(59,634,228)	(37,652,354)	(138,758,277)	(98,121,579)
Institutional Class	(120,074,157)	(64,559,200)	(285,782,748)	(101,724,871)
Shares repurchased	(179,708,385)	(102,211,554)	(424,541,025)	(199,846,450)
Net increase (decrease) from capital share transactions	220,706,673	122,344,194	(171,668,487)	373,308,492
Total increase (decrease) in net assets	218,117,492	138,188,372	(203,097,369)	469,969,484
NET ASSETS:
Beginning of year	447,572,263	309,383,891	1,080,483,365	610,513,881
End of year	$665,689,755	$447,572,263	$877,385,996	$1,080,483,365
Fund share transactions:
Shares sold
Investor Class	7,902,428	7,448,373	1,987,403	8,022,311
Institutional Class	25,974,767	11,918,463	9,149,935	19,743,827
	33,877,195	19,366,836	11,137,338	27,766,138
Reinvested dividends and distributions
Investor Class	777,428	499,224	102,845	87,727
Institutional Class	2,714,535	1,785,070	300,364	189,101
	3,491,963	2,284,294	403,209	276,828
Shares Issued	37,369,158	21,651,130	11,540,547	28,042,966
Shares repurchased
Investor Class	(5,580,139)	(3,644,051)	(6,336,259)	(4,807,949)
Institutional Class	(11,206,350)	(6,261,732)	(13,088,054)	(4,986,489)
Total shares repurchased	(16,786,489)	(9,905,783)	(19,424,313)	(9,794,438)
Net increase (decrease) in fund shares	20,582,669	11,745,347	(7,883,766)	18,248,528

The accompanying notes are an integral part of these financial statements.

59

BUFFALO FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Buffalo Mid Cap Discovery Fund		Buffalo Mid Cap Growth Fund		Buffalo Small Cap Growth Fund
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(3,101,320)	$(2,631,624)	$(490,091)	$(493,072)	$(2,913,660)	$(2,902,760)
Net realized gain (loss) on investments, foreign currency transactions, and options written	111,993,317	66,166,333	11,905,813	11,313,189	31,287,852	(10,019,016)
Net change in unrealized appreciation/depreciation during the year on investments, foreign currency translations, and options written	(152,645,900)	83,504,303	(16,784,529)	20,384,466	(79,174,165)	32,931,207
Net increase (decrease) in net assets resulting from operations	(43,753,903)	147,039,012	(5,368,807)	31,204,583	(50,799,973)	20,009,431
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings:
Investor Class	(47,239,639)	—	(4,624,887)	(3,921,110)	—	—
Institutional Class	(15,361,167)	—	(4,807,061)	(3,581,448)	—	—
Total distributions	(62,600,806)	—	(9,431,948)	(7,502,558)	—	—
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	17,395,647	22,381,698	1,205,159	2,133,098	16,211,861	32,482,663
Institutional Class	19,377,296	27,884,458	5,914,584	4,631,211	41,636,454	83,351,954
Reinvested dividends and distributions
Investor Class	46,058,889	—	4,591,201	3,895,671	—	—
Institutional Class	14,648,024	—	4,727,317	3,534,631	—	—
Shares Issued	97,479,856	50,266,156	16,438,261	14,194,611	57,848,315	115,834,617
Redemptions
Investor Class	(185,990,842)	(221,196,995)	(14,373,472)	(10,645,797)	(131,986,530)	(149,344,779)
Institutional Class	(67,081,614)	(50,843,750)	(9,693,459)	(9,029,755)	(75,363,580)	(130,553,404)
Shares repurchased	(253,072,456)	(272,040,745)	(24,066,931)	(19,675,552)	(207,350,110)	(279,898,183)
Net increase (decrease) from capital share transactions	(155,592,600)	(221,774,589)	(7,628,670)	(5,480,941)	(149,501,795)	(164,063,566)
Total increase (decrease) in net assets	(261,947,309)	(74,735,577)	(22,429,425)	18,221,084	(200,301,768)	(144,054,135)
NET ASSETS:
Beginning of year	834,036,054	908,771,631	157,063,436	138,842,352	705,989,637	850,043,772
End of year	$572,088,745	$834,036,054	$134,634,011	$157,063,436	$505,687,869	$705,989,637
Fund share transactions:
Shares sold
Investor Class	716,478	1,003,644	72,476	136,880	1,115,002	2,368,742
Institutional Class	786,529	1,268,022	352,814	288,432	2,821,078	5,954,185
	1,503,007	2,271,666	425,290	425,312	3,936,080	8,322,927
Reinvested dividends and distributions
Investor Class	1,884,570	—	265,234	256,970	—	—
Institutional Class	593,278	—	270,596	231,323	—	—
	2,477,848	—	535,830	488,293	—	—
Shares Issued	3,980,855	2,271,666	961,120	913,605	3,936,080	8,322,927
Shares repurchased
Investor Class	(7,651,118)	(9,944,180)	(863,475)	(682,159)	(9,008,122)	(10,878,494)
Institutional Class	(2,714,639)	(2,278,009)	(575,827)	(563,127)	(5,117,528)	(9,481,617)
Total shares repurchased	(10,365,757)	(12,222,189)	(1,439,302)	(1,245,286)	(14,125,650)	(20,360,111)
Net increase (decrease) in fund shares	(6,384,902)	(9,950,523)	(478,182)	(331,681)	(10,189,570)	(12,037,184)

The accompanying notes are an integral part of these financial statements.

60

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.83	$35.13	$40.21	$46.23	$29.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.03)	0.03	(0.01)	(0.16)	(0.07)
Net gains (losses) on securities (both realized and unrealized)(2)	2.69	13.68	(4.12)	5.59	16.83
Total from investment operations	2.66	13.71	(4.13)	5.43	16.76
LESS DISTRIBUTIONS:
Distributions from investment income	(0.06)	(0.01)	—	—	(0.06)
Distributions from capital gains	(1.91)	—	(0.95)	(11.45)	—
Total distributions	(1.97)	(0.01)	(0.95)	(11.45)	(0.06)
Net asset value, end of period	$49.52	$48.83	$35.13	$40.21	$46.23
Total return	5.03%	39.04%	(10.08)%	10.23%	56.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$37,844	$34,720	$27,414	$35,391	$37,413
Ratio of expenses to average net assets	0.89%	0.88%	0.94%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets	(0.06)%	0.08%	(0.03)%	(0.34)%	(0.16)%
Portfolio turnover rate(3)	53%	36%	46%	83%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile to the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

61

BUFFALO BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.13	$35.32	$40.37	$46.30	$29.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.03	0.08	0.04	(0.09)	(0.00)(2)
Net gains (losses) on securities (both realized and unrealized)	2.71	13.76	(4.14)	5.61	16.85
Total from investment operations	2.74	13.84	(4.10)	5.52	16.85
LESS DISTRIBUTIONS:
Distributions from investment income	(0.06)	(0.03)	—	—	(0.11)
Distributions from capital gains	(1.91)	—	(0.95)	(11.45)	—
Total distributions	(1.97)	(0.03)	(0.95)	(11.45)	(0.11)
Net asset value, end of period	$49.90	$49.13	$35.32	$40.37	$46.30
Total return	5.16%	39.19%	(9.97)%	10.42%	57.02%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$99,617	$94,801	$66,876	$78,082	$71,394
Ratio of expenses to average net assets	0.77%	0.78%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	0.06%	0.18%	0.11%	(0.19)%	(0.01)%
Portfolio turnover rate(3)	53%	36%	46%	83%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

62

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.16	$15.05	$17.75	$23.88	$12.50
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.13)	(0.11)	(0.17)	(0.28)	(0.25)
Net gains (losses) on securities (both realized and unrealized)	(1.09)	1.22	(2.36)	(2.60)	14.11
Total from investment operations	(1.22)	1.11	(2.53)	(2.88)	13.86
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	(0.17)	(3.25)	(2.48)
Total distributions	—	—	(0.17)	(3.25)	(2.48)
Net asset value, end of period	$14.94	$16.16	$15.05	$17.75	$23.88
Total return	(7.55)%	7.38%	(14.23)%	(13.32)%	112.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,736	$43,681	$50,837	$68,232	$82,824
Ratio of expenses to average net assets	1.38%	1.44%	1.49%	1.45%	1.50%
Ratio of net investment loss to average net assets	(0.81)%	(0.78)%	(1.11)%	(1.22)%	(1.24)%
Portfolio turnover rate(2)	18%	20%	10%	34%	54%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

63

BUFFALO EARLY STAGE GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.29	$15.16	$17.84	$23.96	$12.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.13)	(0.10)	(0.15)	(0.24)	(0.22)
Net gains (losses) on securities (both realized and unrealized)	(1.10)	1.23	(2.36)(2)	(2.63)	14.15
Total from investment operations	(1.23)	1.13	(2.51)(2)	(2.87)	13.93
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	(0.17)	(3.25)	(2.48)
Total distributions	—	—	(0.17)	(3.25)	(2.48)
Net asset value, end of period	$15.06	$16.29	$15.16	$17.84	$23.96
Total return	(7.55)%	7.45%	(14.05)%	(13.20)%	113.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$29,828	$34,513	$34,457	$44,458	$49,023
Ratio of expenses to average net assets	1.35%	1.34%	1.34%	1.32%	1.35%
Ratio of net investment loss to average net assets	(0.77)%	(0.68)%	(0.96)%	(1.07)%	(1.09)%
Portfolio turnover rate(3)	18%	20%	10%	34%	54%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

64

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.87	$18.11	$19.03	$16.24	$11.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.32	0.33	0.30	0.29	0.29
Net gains (losses) on securities (both realized and unrealized)	0.75	3.09	(0.46)	3.48	4.53
Total from investment operations	1.07	3.42	(0.16)	3.77	4.82
LESS DISTRIBUTIONS:
Distributions from investment income	(0.33)	(0.35)	(0.30)	(0.29)	(0.30)
Distributions from capital gains	(0.45)	(0.31)	(0.46)	(0.69)	(0.21)
Total distributions	(0.78)	(0.66)	(0.76)	(0.98)	(0.51)
Net asset value, end of period	$21.16	$20.87	$18.11	$19.03	$16.24
Total return	5.17%	19.37%	(0.87)%	23.81%	40.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$277,764	$299,209	$300,336	$314,134	$277,906
Ratio of expenses to average net assets	1.00%	1.01%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	1.54%	1.77%	1.66%	1.60%	2.04%
Portfolio turnover rate(2)	0%	1%	1%	4%	1%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

65

BUFFALO FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.87	$18.10	$19.03	$16.24	$11.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.35	0.37	0.33	0.32	0.31
Net gains (losses) on securities (both realized and unrealized)	0.74	3.09	(0.47)	3.48	4.53
Total from investment operations	1.09	3.46	(0.14)	3.80	4.84
LESS DISTRIBUTIONS:
Distributions from investment income	(0.36)	(0.38)	(0.33)	(0.32)(2)	(0.32)
Distributions from capital gains	(0.45)	(0.31)	(0.46)	(0.69)	(0.21)
Total distributions	(0.81)	(0.69)	(0.79)	(1.01)	(0.53)
Net asset value, end of period	$21.15	$20.87	$18.10	$19.03	$16.24
Total return	5.28%	19.61%	(0.78)%	24.00%	41.15%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$189,754	$190,217	$168,935	$175,891	$147,802
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets	1.68%	1.92%	1.81%	1.75%	2.19%
Portfolio turnover rate(3)	0%	1%	1%	4%	1%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

66

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.15	$25.79	$30.83	$31.07	$21.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.13)	(0.11)	(0.08)(2)	(0.13)	(0.06)(2)
Net gains (losses) on securities (both realized and unrealized)	1.70	9.14	(3.89)	3.25	11.46
Total from investment operations	1.57	9.03	(3.97)(2)	3.12	11.40(2)
LESS DISTRIBUTIONS:
Distributions from investment income	—	—	—	—	—
Distributions from capital gains	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Total distributions	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Net asset value, end of period	$31.74	$33.15	$25.79	$30.83	$31.07
Total return	3.77%	36.01%	(12.55)%	9.56%	53.98%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$74,144	$89,113	$73,408	$103,336	$112,399
Ratio of expenses to average net assets	0.87%	0.87%	0.92%	0.92%	0.92%
Ratio of net investment loss to average net assets	(0.38)%	(0.34)%	(0.34)%	(0.40)%	(0.19)%
Portfolio turnover rate(3)	4%	9%	11%	13%	21%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

67

BUFFALO GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.38	$25.93	$30.95	$31.13	$21.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.10)	(0.08)	(0.05)	(0.08)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	1.70	9.20	(3.90)	3.26(2)	11.47
Total from investment operations	1.60	9.12	(3.95)	3.18	11.46
LESS DISTRIBUTIONS:
Distributions from investment income	—	—	—	—	—
Distributions from capital gains	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Total distributions	(2.98)	(1.67)	(1.07)	(3.36)	(1.53)
Net asset value, end of period	$32.00	$33.38	$25.93	$30.95	$31.13
Total return	3.84%	36.16%	(12.44)%	9.74%	54.26%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$88,030	$89,835	$69,473	$91,997	$86,046
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment loss to average net assets	(0.28)%	(0.26)%	(0.19)%	(0.25)%	(0.04)%
Portfolio turnover rate(3)	4%	9%	11%	13%	21%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

68

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.04	$24.07	$25.79	$23.16	$15.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.34	0.35	0.25	0.14	0.12
Net gains (losses) on securities (both realized and unrealized)	1.78	6.15	(1.36)	2.94	8.06
Total from investment operations	2.12	6.50	(1.11)	3.08	8.18
LESS DISTRIBUTIONS:
Distributions from investment income	(0.52)	(0.41)	(0.23)	(0.14)	(0.12)
Distributions from capital gains	—	(0.12)	(0.38)	(0.31)	—
Total distributions	(0.52)	(0.53)	(0.61)	(0.45)	(0.12)
Net asset value, end of period	$31.64	$30.04	$24.07	$25.79	$23.16
Total return	7.13%	27.31%	(4.22)%	13.39%	54.29%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,922	$55,070	$32,256	$30,895	$28,605
Ratio of expenses to average net assets	0.91%	0.93%	0.93%	0.93%	0.94%
Ratio of net investment income to average net assets	1.08%	1.29%	1.07%	0.56%	0.63%
Portfolio turnover rate(2)	3%	4%	2%	4%	20%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

69

BUFFALO GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.04	$24.07	$25.78	$23.16	$15.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.38	0.38	0.29	0.18	0.15
Net gains (losses) on securities (both realized and unrealized)	1.79	6.15	(1.35)	2.93	8.06
Total from investment operations	2.17	6.53	(1.06)	3.11	8.21
LESS DISTRIBUTIONS:
Distributions from investment income	(0.56)	(0.44)	(0.27)	(0.18)	(0.15)
Distributions from capital gains	—	(0.12)	(0.38)	(0.31)	—
Total distributions	(0.56)	(0.56)	(0.65)	(0.49)	(0.15)
Net asset value, end of period	$31.65	$30.04	$24.07	$25.78	$23.16
Total return	7.30%	27.47%	(4.04)%	13.51%	54.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$118,627	$109,497	$87,932	$85,946	$72,405
Ratio of expenses to average net assets	0.78%	0.78%	0.78%	0.78%	0.79%
Ratio of net investment income to average net assets	1.21%	1.44%	1.22%	0.71%	0.78%
Portfolio turnover rate(2)	3%	4%	2%	4%	20%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

70

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.64	$10.20	$11.23	$11.82	$9.72
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.77	0.74	0.61	0.48	0.48
Net gains (losses) on securities (both realized and unrealized)	(0.01)	0.44	(0.81)(2)	(0.24)	2.11(2)
Total from investment operations	0.76	1.18	(0.20)(2)	0.24	2.59
LESS DISTRIBUTIONS:
Distributions from investment income	(0.77)	(0.74)	(0.64)	(0.48)	(0.49)
Distributions from capital gains	—	—	(0.19)	(0.35)(2)	—(3)
Total distributions	(0.77)	(0.74)	(0.83)	(0.83)	(0.49)
Net asset value, end of period	$10.63	$10.64	$10.20	$11.23	$11.82
Total return	7.29%	12.07%	(1.63)%	1.97%	27.07%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$140,076	$107,241	$58,920	$50,581	$50,110
Ratio of expenses to average net assets	1.01%	1.02%	1.05%	1.02%	1.02%
Ratio of net investment income to average net assets	7.15%	7.18%	5.88%	4.09%	4.38%
Portfolio turnover rate(4)	29%	26%	30%	41%	66%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Less than $0.01 per share.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

71

BUFFALO HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.63	$10.19	$11.22	$11.81	$9.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.78	0.76	0.63	0.50	0.50
Net gains (losses) on securities (both realized and unrealized)	(0.01)	0.44	(0.82)	(0.24)	2.10
Total from investment operations	0.77	1.20	(0.19)	0.26	2.60
LESS DISTRIBUTIONS:
Distributions from investment income	(0.78)	(0.76)	(0.65)	(0.50)	(0.50)
Distributions from capital gains	—	—	(0.19)	(0.35)	—(2)
Total distributions	(0.78)	(0.76)	(0.84)	(0.85)	(0.50)
Net asset value, end of period	$10.62	$10.63	$10.19	$11.22	$11.81
Total return	7.45%	12.24%	(1.49)%	2.12%	27.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$525,613	$340,331	$250,464	$245,858	$225,715
Ratio of expenses to average net assets	0.86%	0.86%	0.89%	0.87%	0.86%
Ratio of net investment income to average net assets	7.30%	7.33%	6.03%	4.24%	4.51%
Portfolio turnover rate(3)	29%	26%	30%	41%	66%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

72

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.31	$20.23	$20.65	$20.51	$13.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.15	0.18	0.13	0.03	0.04
Net gains (losses) on securities (both realized and unrealized)	(0.65)	2.03	(0.22)	0.39	6.98
Total from investment operations	(0.50)	2.21	(0.09)	0.42	7.02
LESS DISTRIBUTIONS:
Distributions from investment income	(0.17)	(0.13)	(0.08)	(0.02)	(0.05)
Distributions from capital gains	—	—	(0.25)	(0.26)	—(2)
Total distributions	(0.17)	(0.13)	(0.33)	(0.28)	(0.05)
Net asset value, end of period	$21.64	$22.31	$20.23	$20.65	$20.51
Total return	(2.19)%	10.89%	(0.21)%	1.94%	51.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$250,875	$353,298	$253,664	$263,120	$260,044
Ratio of expenses to average net assets	1.03%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment income to average net assets	0.67%	0.84%	0.71%	0.14%	0.22%
Portfolio turnover rate(3)	10%	1%	8%	13%	14%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

73

BUFFALO INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.33	$20.25	$20.67	$20.53	$13.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.20	0.16	0.06	0.07
Net gains (losses) on securities (both realized and unrealized)	(0.64)	2.03	(0.22)	0.39	6.99
Total from investment operations	(0.46)	2.23	(0.06)	0.45	7.06
LESS DISTRIBUTIONS:
Distributions from investment income	(0.21)	(0.15)	(0.11)	(0.05)	(0.08)
Distributions from capital gains	—	—	(0.25)	(0.26)	—(2)
Total distributions	(0.21)	(0.15)	(0.36)	(0.31)	(0.08)
Net asset value, end of period	$21.66	$22.33	$20.25	$20.67	$20.53
Total return	(2.01)%	11.08%	(0.09)%	2.08%	52.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$626,511	$727,185	$356,850	$316,602	$285,595
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets	0.82%	0.99%	0.86%	0.29%	0.37%
Portfolio turnover rate(3)	10%	1%	8%	13%	14%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Less than $0.01 per share.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

74

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.50	$21.30	$25.31	$30.82	$19.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.11)	(0.08)	(0.12)	(0.21)	(0.18)
Net gains (losses) on securities (both realized and unrealized)	(1.35)	4.28	(2.52)	(0.93)	13.51
Total from investment operations	(1.46)	4.20	(2.64)	(1.14)	13.33
LESS DISTRIBUTIONS:
Distributions from capital gains	(2.31)	—	(1.37)	(4.37)	(2.39)
Total distributions	(2.31)	—	(1.37)	(4.37)	(2.39)
Net asset value, end of period	$21.73	$25.50	$21.30	$25.31	$30.82
Total return	(6.73)%	19.72%	(10.12)%	(4.58)%	67.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$432,473	$636,244	$722,077	$1,099,258	$1,442,145
Ratio of expenses to average net assets	0.99%	1.00%	1.01%	1.00%	1.01%
Ratio of net investment loss to average net assets	(0.47)%	(0.35)%	(0.58)%	(0.70)%	(0.64)%
Portfolio turnover rate(2)	33%	42%	26%	41%	84%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

75

BUFFALO MID CAP DISCOVERY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.72	$21.46	$25.44	$30.92	$19.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.08)	(0.05)	(0.09)	(0.17)	(0.14)
Net gains (losses) on securities (both realized and unrealized)	(1.37)	4.31	(2.52)	(0.94)	13.54
Total from investment operations	(1.45)	4.26	(2.61)	(1.11)	13.40
LESS DISTRIBUTIONS:
Distributions from capital gains	(2.31)	—	(1.37)	(4.37)	(2.39)
Total distributions	(2.31)	—	(1.37)	(4.37)	(2.39)
Net asset value, end of period	$21.96	$25.72	$21.46	$25.44	$30.92
Total return	(6.63)%	19.85%	(9.94)%	(4.46)%	67.75%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$139,616	$197,792	$186,695	$363,369	$337,999
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets	(0.33)%	(0.20)%	(0.43)%	(0.55)%	(0.50)%
Portfolio turnover rate(2)	33%	42%	26%	41%	84%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

76

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.25	$14.72	$17.72	$20.19	$13.02
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.07)	(0.06)	(0.07)	(0.11)	(0.11)
Net gains (losses) on securities (both realized and unrealized)	(0.46)	3.44	(2.19)	(0.10)	8.61
Total from investment operations	(0.53)	3.38	(2.26)	(0.21)	8.50
LESS DISTRIBUTIONS:
Distributions from capital gains	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Total distributions	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Net asset value, end of period	$15.59	$17.25	$14.72	$17.72	$20.19
Total return	(3.72)%	23.74%	(12.58)%	(1.55)%	65.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$64,767	$80,729	$73,144	$96,992	$107,061
Ratio of expenses to average net assets	1.00%	0.97%	1.03%	1.02%	1.03%
Ratio of net investment loss to average net assets	(0.40)%	(0.39)%	(0.48)%	(0.56)%	(0.63)%
Portfolio turnover rate(2)	13%	17%	23%	19%	41%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

77

BUFFALO MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.39	$14.82	$17.81	$20.24	$13.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.05)	(0.04)	(0.05)	(0.08)	(0.09)
Net gains (losses) on securities (both realized and unrealized)	(0.47)	3.46	(2.20)	(0.09)	8.63
Total from investment operations	(0.52)	3.42	(2.25)	(0.17)	8.54
LESS DISTRIBUTIONS:
Distributions from capital gains	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Total distributions	(1.13)	(0.85)	(0.74)	(2.26)	(1.33)
Net asset value, end of period	$15.74	$17.39	$14.82	$17.81	$20.24
Total return	(3.63)%	23.85%	(12.46)%	(1.34)%	66.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$69,867	$76,334	$65,699	$82,831	$83,642
Ratio of expenses to average net assets	0.87%	0.87%	0.88%	0.87%	0.88%
Ratio of net investment loss to average net assets	(0.27)%	(0.29)%	(0.33)%	(0.41)%	(0.48)%
Portfolio turnover rate(2)	13%	17%	23%	19%	41%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

78

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.73	$14.18	$16.11	$22.14	$10.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.07)	(0.06)	(0.07)	(0.17)	(0.15)
Net gains (losses) on securities (both realized and unrealized)	(1.25)	0.61	(1.86)	(3.27)	13.23
Total from investment operations	(1.32)	0.55	(1.93)	(3.44)	13.08
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	—	(2.59)	(1.88)
Total distributions	—	—	—	(2.59)	(1.88)
Net asset value, end of period	$13.41	$14.73	$14.18	$16.11	$22.14
Total return	(8.96)%	3.88%	(11.98)%	(16.93)%	120.78%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$324,819	$473,215	$575,979	$697,647	$801,388
Ratio of expenses to average net assets	0.88%	0.96%	0.98%	1.01%	1.01%
Ratio of net investment loss to average net assets	(0.48)%	(0.42)%	(0.50)%	(0.83)%	(0.81)%
Portfolio turnover rate(2)	20%	26%	44%	59%	63%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

79

BUFFALO SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
Condensed data for a share of capital stock outstanding throughout the period.
The following tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund. Total returns assume reinvestment of all dividends and distributions.

	For the Years Ended March 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.84	$14.26	$16.19	$22.20	$10.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.07)	(0.04)	(0.05)	(0.14)	(0.12)(2)
Net gains (losses) on securities (both realized and unrealized)	(1.26)	0.62	(1.88)	(3.28)	13.24
Total from investment operations	(1.33)	0.58	(1.93)	(3.42)	13.12(2)
LESS DISTRIBUTIONS:
Distributions from capital gains	—	—	—	(2.59)	(1.88)
Total distributions	—	—	—	(2.59)	(1.88)
Net asset value, end of period	$13.51	$14.84	$14.26	$16.19	$22.20
Total return	(8.96)%	4.07%	(11.92)%	(16.79)%	121.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$180,869	$232,775	$274,065	$281,276	$328,588
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment loss to average net assets	(0.45)%	(0.32)%	(0.38)%	(0.68)%	(0.67)%
Portfolio turnover rate(3)	20%	26%	44%	59%	63%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount was restated to adjust for $0.01 rounding difference.
(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

80

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025
1. SIGNIFICANT ACCOUNTING POLICIES:
The Buffalo Funds (comprised of the Buffalo Blue Chip Growth Fund (formerly known as the Buffalo Large Cap Fund), Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund (formerly known as the Buffalo Flexible Income Fund), Buffalo Growth Fund, Buffalo Growth & Income Fund (formerly known as the Buffalo Dividend Focus Fund), Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund (formerly known as the Buffalo Discovery Fund), Buffalo Mid Cap Growth Fund (formerly known as the Buffalo Mid Cap Fund), and Buffalo Small Cap Growth Fund (formerly known as the Buffalo Small Cap Fund)) (the “Buffalo Funds” or “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund and Buffalo Small Cap Growth Fund is classified as a “diversified” open-end management investment company under the 1940 Act. Each of the Buffalo Blue Chip Growth Fund and Buffalo Growth Fund is classified as a “non-diversified” open-end management investment company under the 1940 Act. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. Kornitzer Capital Management, Inc. (“Adviser” or “KCM”) is the Funds’ investment adviser.
Each Fund offers two classes of shares, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. The shareholder servicing fees for the Investor Class represent the class specific expenses. See Note 5 for more information regarding shareholder servicing fees for the Investor Class.
The investment objective of each of the Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund, and Buffalo Small Cap Growth Fund is long-term growth of capital. The investment objective of the Buffalo Flexible Allocation Fund is high current income, with long-term growth of capital as a secondary objective. The investment objective of each of the Buffalo Growth & Income Fund and Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A.
Investment Valuation – In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Equity securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated, the security will generally be priced using a

81

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to KCM, as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that have been or may be considered by KCM as applicable in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of March 31, 2025, the Buffalo International Fund and Buffalo Small Cap Growth Fund held securities valued at fair value as determined in good faith by KCM, as valuation designee, at such time. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service that employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). As of March 31, 2025, the Buffalo International Fund held 54 securities where a foreign fair value factor was applied, with a market value of $579,171,517 or 66.01% of total net assets.
Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., and short-term debt instruments with remaining maturities of 60 days or less are normally valued at the mean in accordance with prices supplied by an approved pricing service. If there is no trade on the valuation date, then the security will be priced at the mean between the most recent bid and ask prices.
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.
ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 –	Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –	Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the

82

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 7.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of March 31, 2025. These assets are measured on a recurring basis.
Buffalo Blue Chip Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$129,406,610	$—	$—	$129,406,610
Exchange Traded Funds	766,543	—	—	766,543
Short-Term Investments	6,631,154	—	—	6,631,154
Total*	$136,804,307	$—	$—	$136,804,307

Buffalo Early Stage Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,838,401	$—	$—	$55,838,401
Real Estate Investment Trusts	809,936	—	—	809,936
Short-Term Investments	3,946,395	—	—	3,946,395
Total*	$60,594,732	$—	$—	$60,594,732

83

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
Buffalo Flexible Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$453,586,728	$—	$—	$453,586,728
Real Estate Investment Trusts	12,222,637	—	—	12,222,637
Short-Term Investments	1,672,989	—	—	1,672,989
Total*	$467,482,354	$—	$—	$467,482,354
Options Written	$12,550	—	$—	$12,550

Buffalo Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$159,377,359	$—	$—	$159,377,359
Short-Term Investments	2,921,332	—	—	2,921,332
Total*	$162,298,691	$—	$—	$162,298,691

Buffalo Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$137,212,304	$—	$—	$137,212,304
Convertible Bonds	—	7,521,587	—	7,521,587
Real Estate Investment Trusts	7,135,955	—	—	7,135,955
Convertible Preferred Stocks	1,867,700	—	—	1,867,700
Preferred Stocks	335,400	—	—	335,400
Short-Term Investments	9,446,573	—	—	9,446,573
Total*	$155,997,932	$7,521,587	$—	$163,519,519

Buffalo High Yield Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$377,435,515	$—	$377,435,515
Bank Loans	—	234,955,645	—	234,955,645
Convertible Preferred Stocks	10,306,100	—	—	10,306,100
Convertible Bonds	—	8,878,133	—	8,878,133
Preferred Stocks	2,789,250	—	—	2,789,250
Short-Term Investments	28,856,045	—	—	28,856,045
Total*	$41,951,395	$621,269,293	$—	$663,220,688

Buffalo International Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$284,413,243	$579,171,517	$—	$863,584,760
Warrants	—	—	0	0
Short-Term Investments	12,475,995	—	—	12,475,995
Total*	$296,889,238	$579,171,517	$0	$876,060,755

84

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
Buffalo Mid Cap Discovery Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$537,258,549	$—	$—	$537,258,549
Short-Term Investments	21,601,747	—	—	21,601,747
Total*	$558,860,296	$—	$—	$558,860,296

Buffalo Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$125,284,828	$—	$—	$125,284,828
Real Estate Investment Trusts	2,834,385	—	—	2,834,385
Short-Term Investments	4,831,762	—	—	4,831,762
Total*	$132,950,975	$—	$—	$132,950,975

Buffalo Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$470,310,413	$—	$949	$470,311,362
Short-Term Investments	35,903,801	—	—	35,903,801
Total*	$506,214,214	$—	$949	$506,215,163

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedules of investments.
The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2025:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Year Ended March 31, 2025
Fair Value as of 3/31/2024	$0
Total unrealized gains included in earnings	—
Realized gains included in earnings	—
Purchases	—
Sales	—
Fair Value as of 3/31/2025	$0
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

85

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
The following is a reconciliation of the Buffalo Small Cap Growth Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2025:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended March 31, 2025
Fair Value as of 3/31/2024	$949
Total unrealized gains included in earnings	—
Realized gains included in earnings	—
Purchases	—
Sales	—
Fair Value as of 3/31/2025	$949
The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of March 31, 2025, are immaterial and, other than the reconciliation of investments above, no further quantitative information about Level 3 Fair Value Measurements has been included.
B.
Federal Income Taxes – Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

At March 31, 2025, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
The Funds have analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2022 through March 31, 2025. The Funds have no such examinations in progress.
C.
Investment Transactions and Investment Income – Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on the accrual basis. Net fee income from bank loan investments is included in interest income for the Buffalo High Yield Fund. Realized gains and losses from investment transactions are reported on the identified cost basis. Gains from the repayment of bank loan principal are included in realized gains. All discounts/premiums are accreted/amortized over the lives of the respective securities for financial reporting purposes and are included in interest income.

86

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
D.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex- dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”). These differences are primarily due to differing treatments for premium amortization on debt securities, deferral of late year and wash sale losses, and partnership investment income.

E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from such estimates.

F.
Foreign Currency Translation – Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for tax purposes.

G.
Purchased and Written Option Contracts – Certain Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines.

87

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
The Funds may use options with the objective to generate income as a non-principal investment strategy. Currently, the Buffalo Flexible Allocation Fund makes use of the options strategy to a greater extent than the other Funds because high current income generation is a primary investment objective of the Buffalo Flexible Allocation Fund. The primary strategy used by Buffalo Flexible Allocation Fund to achieve high current income generation through the use of options is to write covered calls with the strike price above the cost basis and the value the portfolio managers believe will be achieved before the expiration of the option and also at a value that the portfolio managers are willing to sell if the option is exercised. The collected premiums generate income for the Fund, and if the option is exercised, a gain will also be achieved. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 6 for written option activity.
H.
Indemnifications – Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

I.
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Shareholder Servicing Fees (See Note 5), are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.

2.	FEDERAL TAX MATTERS:
The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	Year Ended March 31, 2025		Year Ended March 31, 2024
Funds	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Buffalo Blue Chip Growth Fund	$166,502	$5,277,543	$64,222	$—
Buffalo Early Stage Growth Fund	—	—	—	—
Buffalo Flexible Allocation Fund	8,128,134	9,774,742	8,656,131	7,663,054
Buffalo Growth Fund	—	14,442,014	—	8,640,712
Buffalo Growth & Income Fund	2,895,093	—	2,206,716	608,115
Buffalo High Yield Fund	41,113,593	—	26,803,733	—
Buffalo International Fund	9,009,753	—	6,213,664	—
Buffalo Mid Cap Discovery Fund	—	62,600,806	—	—
Buffalo Mid Cap Growth Fund	143,208	9,288,740	—	7,502,558
Buffalo Small Cap Growth Fund	—	—	—	—

For tax purposes, distributions from short-term capital gain distributions are included in ordinary income distributions.

88

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2025, the following table shows the reclassifications made:

Funds	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Buffalo Blue Chip Growth Fund	$(552,704)	$552,704
Buffalo Early Stage Growth Fund	520,040	(520,040)
Buffalo Flexible Allocation Fund	(1,260,632)	1,260,632
Buffalo Growth Fund	(770,471)	770,471
Buffalo Growth & Income Fund	(178,372)	178,372
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	(10,953,062)	10,953,062
Buffalo Mid Cap Growth Fund	(707,465)	707,465
Buffalo Small Cap Growth Fund	3,294,198	(3,294,198)

The permanent differences primarily relate to net operating losses, partnership adjustments and utilization of earnings and profit distributions to shareholders on redemption of shares.
As of March 31, 2025, the components of distributable earnings (losses) for income tax purposes were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Tax cost of investments(a)	$73,445,693	$48,689,985	$176,899,551	$57,985,593	$78,917,037
Unrealized appreciation	65,624,941	18,179,131	294,784,494	106,777,250	87,215,372
Unrealized depreciation	(2,266,327)	(6,274,384)	(4,214,242)	(2,464,151)	(2,612,890)
Net unrealized appreciation/ depreciation	63,358,614	11,904,747	290,570,252	104,313,099	84,602,482
Undistributed ordinary income	1,177,852	—	234,074	—	—
Undistributed long-term capital gain	3,279,307	—	17,384,730	4,897,929	425,986
Distributable earnings	4,457,159	—	17,618,804	4,897,929	425,986
Other accumulated gain/(loss)	—	(6,242,043)	(107,659)	(165,873)	(480,392)
Total distributable earnings (accumulated deficit)	$67,815,773	$5,662,704	$308,081,397	$109,045,155	$84,548,076

89

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Tax cost of investments(a)	$663,540,333	$597,464,655	$434,877,866	$80,711,713	$450,880,845
Unrealized appreciation	13,883,215	313,757,852	152,332,167	57,385,471	124,304,009
Unrealized depreciation	(14,202,860)	(35,199,233)	(28,349,737)	(5,146,209)	(68,969,691)
Net unrealized appreciation/ depreciation	(319,645)	278,558,619	123,982,430	52,239,262	55,334,318
Undistributed ordinary income	2,410,170	734,921	—	—	—
Undistributed long-term capital gain	—	—	53,727,536	5,078,437	—
Distributable earnings	2,410,170	734,921	53,727,536	5,078,437	—
Other accumulated gain/(loss)	(9,751,271)	(55,765)	(862,401)	(248,624)	(82,800,595)
Total distributable earnings (accumulated deficit)	$(7,660,746)	$279,237,775	$176,847,565	$57,069,075	$(27,466,277)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, publicly traded partnership investments and passive foreign investment companies.
Other accumulated gain/(loss) is generally comprised of capital loss carryover, qualified late year losses, straddle loss deferrals and/or foreign currency unrealized.
(a)	Represents cost of investments including derivatives for federal income tax purposes and may differ from the cost for financial reporting purposes.
As of March 31, 2025, the Buffalo Funds had the following capital loss carryovers available to offset future taxable gains:

Funds	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover	Total Capital Loss Carryover
Buffalo Blue Chip Growth Fund	$—	$—	$—
Buffalo Early Stage Growth Fund	2,074,490	4,040,687	6,115,177
Buffalo Flexible Allocation Fund	—	—	—
Buffalo Growth Fund	—	—	—
Buffalo Growth & Income Fund	—	—	—
Buffalo High Yield Fund	1,529,144	8,222,127	9,751,271
Buffalo International Fund	55,765	—	55,765
Buffalo Mid Cap Discovery Fund	—	—	—
Buffalo Mid Cap Growth Fund	—	—	—
Buffalo Small Cap Growth Fund	82,264,696	—	82,264,696

90

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
The capital loss carryovers utilized by the Buffalo Funds for the year ended March 31, 2025 were as follows:

Funds	Capital Loss Carryover Utilized
Buffalo Blue Chip Growth Fund	$—
Buffalo Early Stage Growth Fund	3,456,178
Buffalo Flexible Allocation Fund	—
Buffalo Growth Fund	—
Buffalo Growth & Income Fund	—
Buffalo High Yield Fund	2,747,413
Buffalo International Fund	468,562
Buffalo Mid Cap Discovery Fund	—
Buffalo Mid Cap Growth Fund	—
Buffalo Small Cap Growth Fund	31,391,754

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year capital or ordinary losses. Qualified late year capital losses are any net capital losses incurred between November 1, 2024 and the end of their fiscal year, March 31, 2025. Qualified late year ordinary losses are generally losses incurred between January 1, 2025 and the end of their fiscal year, March 31, 2025.
At March 31, 2025, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary and capital losses, as follows:

Funds	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Buffalo Blue Chip Growth Fund	$—	$ —
Buffalo Early Stage Growth Fund	126,866	—
Buffalo Flexible Allocation Fund	—	—
Buffalo Growth Fund	165,874	—
Buffalo Growth & Income Fund	480,392	—
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	862,404	—
Buffalo Mid Cap Growth Fund	248,624	—
Buffalo Small Cap Growth Fund	535,899	—

3. RELATED PARTY TRANSACTIONS:
Management fees are paid to KCM at the rate of 0.85% per annum of the average daily NAVs of the Funds, except for the Buffalo Early Stage Growth Fund, Buffalo Growth & Income Fund, Buffalo Growth Fund and Buffalo Blue Chip Growth Fund that have a management fee rate of 1.30%, 0.75%, 0.75% and 0.75%, respectively. The management fees are for services that include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel fees; fees and expenses of officers, trustees and other personnel; rent; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“GFS”), KCM pays GFS a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Growth & Income Fund,

91

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
Buffalo Growth Fund and the Buffalo Blue Chip Growth Fund, where GFS receives 25/100 of 1% (0.25%) of such Fund’s average daily net assets. GFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of GFS. Certain officers of the Funds are also officers and/or directors of KCM.
With respect to the Buffalo Small Cap Growth Fund only, the annual management fee rate of 0.85% of the Buffalo Small Cap Growth Fund’s average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints). The fee paid by KCM to GFS is also subject to breakpoints on assets in excess of certain levels. The breakpoint schedules for the management fees paid by the Buffalo Small Cap Growth Fund to KCM and the fees paid by KCM to GFS are set forth in the following table:
BUFFALO SMALL CAP GROWTH FUND FEE BREAKPOINTS

	(As a % of Average Daily Net Assets)
Asset Level	Management Fee	GFS Fee
Assets up to $6 billion	0.85%	0.300%
Assets over $6 billion up to $7 billion	0.80%	0.275%
Assets over $7 billion up to $8 billion	0.75%	0.250%
Assets over $8 billion up to $9 billion	0.70%	0.225%
Assets over $9 billion	0.65%	0.200%

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. With respect to each Fund’s Investor Class, the management fees do not include the shareholder servicing fees.
The Buffalo International Fund incurred $179,542 in custody fees during the year ended March 31, 2025, and owed $26,040 for custody fees as of March 31, 2025.
4. INVESTMENT TRANSACTIONS:
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the year ended March 31, 2025, were as follows:

	Buffalo Blue Chip Growth Fund	Buffalo Early Stage Growth Fund	Buffalo Flexible Allocation Fund	Buffalo Growth Fund	Buffalo Growth & Income Fund
Purchases	$74,195,196	$12,113,391	$1,418,844	$6,116,705	$4,818,902
Proceeds from Sales	73,109,897	27,096,138	38,217,944	29,229,070	10,421,995

	Buffalo High Yield Fund	Buffalo International Fund	Buffalo Mid Cap Discovery Fund	Buffalo Mid Cap Growth Fund	Buffalo Small Cap Growth Fund
Purchases	$374,492,570	$98,373,579	$230,492,911	$19,021,789	$122,594,063
Proceeds from Sales	153,603,419	200,961,259	473,122,785	40,768,181	275,010,976

There were no purchases or sales of long-term U.S. government securities for any Funds during the year ended March 31, 2025.

92

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
5. SHAREHOLDER SERVICING PLAN:
The Trust, on behalf of the Investor Class shares of the Funds, has adopted a Shareholder Servicing Plan, to pay a fee at an annual rate not to exceed 0.15% of average daily net assets of the Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. No shareholder servicing fees are charged to the Institutional Class. For the year ended March 31, 2025, Investor Class shareholder servicing fees were as follows:

Funds	Investor Class Shareholder Servicing Fee
Buffalo Blue Chip Growth Fund	$50,473
Buffalo Early Stage Growth Fund	12,790
Buffalo Flexible Allocation Fund	416,839
Buffalo Growth Fund	82,521
Buffalo Growth & Income Fund	65,221
Buffalo High Yield Fund	181,697
Buffalo International Fund	450,794
Buffalo Mid Cap Discovery Fund	718,134
Buffalo Mid Cap Growth Fund	94,077
Buffalo Small Cap Growth Fund	95,982

6. OPTIONS WRITTEN:
FASB ASC 815, Derivatives and Hedging (ASC 815) requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Allocation Fund maintained positions in derivative instruments or engaged in hedging activities during the year ended March 31, 2025. For the year ended March 31, 2025, the quarterly average gross notional amount of derivatives held by the Buffalo Flexible Allocation Fund was $5,379,372, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.
As of March 31, 2025, the Buffalo Flexible Allocation Fund was invested in written option contracts.
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2025:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Allocation Fund
Options Written - equity contracts	$12,550

93

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
The following is a summary of the effect of derivative investments on the Fund’s Statement of Operations for the year ended March 31, 2025:

Derivative Investment Type	Realized Gain on Options Written
Buffalo Flexible Allocation Fund
Options Written - equity contracts	$587,308

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Options Written
Buffalo Flexible Allocation Fund
Options Written - equity contracts	$34,248

During the year ended March 31, 2025, the Buffalo Flexible Allocation Fund only traded listed derivatives that are not subject to Master Netting Agreements.
7. FOREIGN INVESTMENT RISK:
When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standard and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

94

BUFFALO FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
8. LINE OF CREDIT:
U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds which matures, unless renewed, on July 22, 2025. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. For the year ended March 31, 2025, borrowing activity under the credit facility was as follows:

Fund	Average Principal Balance*	Average Interest Rate	Interest Expense for the Period	Maximum Loan Outstanding	Period Maximum Loan was Outstanding	Outstanding Balance at 3/31/2025
Buffalo International Fund	$4,095,000	7.50%	$853	$4,095,000	12/23/2024- 12/23/2024	$ —

*	Excludes days where there was no activity on the line of credit.
None of the other Buffalo Funds had borrowings under the credit facility during the year ended March 31, 2025.
9. BENEFICIAL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of March 31, 2025, each Fund, except the Buffalo Small Cap Growth Fund, had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.
10. NEW ACCOUNTING PRONOUNCEMENT:
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity and there were no intra-entity sales or transfers during the reporting period. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS:
Management has evaluated the events and transactions that have occurred after March 31, 2025 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

95

BUFFALO FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Buffalo Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (as applicable), of Buffalo Blue Chip Growth Fund (formerly Buffalo Large Cap Fund), Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund (formerly Buffalo Flexible Income Fund), Buffalo Growth Fund, Buffalo Growth & Income Fund (formerly Buffalo Dividend Focus Fund), Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund (formerly Buffalo Discovery Fund), Buffalo Mid Cap Growth Fund (formerly Buffalo Mid Cap Fund), and Buffalo Small Cap Growth Fund (formerly Buffalo Small Cap Fund) (the “Funds”), each a series of Buffalo Funds, as of March 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended March 31, 2023, and prior, were audited by other auditors whose report dated May 25, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 29, 2025

96

BUFFALO FUNDS
NOTICE TO SHAREHOLDERS
March 31, 2025 (UNAUDITED)
TAX INFORMATION
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows (unaudited):

Buffalo Blue Chip Growth Fund	100.00%	Buffalo High Yield Fund	1.29%
Buffalo Early Stage Growth Fund	0.00%	Buffalo International Fund	100.00%
Buffalo Flexible Allocation Fund	100.00%	Buffalo Mid Cap Discovery Fund	0.00%
Buffalo Growth Fund	0.00%	Buffalo Mid Cap Growth Fund	100.00%
Buffalo Growth & Income Fund	88.35%	Buffalo Small Cap Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025 was as follows (unaudited):

Buffalo Blue Chip Growth Fund	100.00%	Buffalo High Yield Fund	1.29%
Buffalo Early Stage Growth Fund	0.00%	Buffalo International Fund	1.23%
Buffalo Flexible Allocation Fund	100.00%	Buffalo Mid Cap Discovery Fund	0.00%
Buffalo Growth Fund	0.00%	Buffalo Mid Cap Growth Fund	100.00%
Buffalo Growth & Income Fund	87.12%	Buffalo Small Cap Growth Fund	0.00%

FOREIGN SHAREHOLDERS: The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the year ended March 31, 2025 was as follows (unaudited):

Buffalo Blue Chip Growth Fund	0.00%	Buffalo High Yield Fund	0.00%
Buffalo Early Stage Growth Fund	0.00%	Buffalo International Fund	0.00%
Buffalo Flexible Allocation Fund	6.05%	Buffalo Mid Cap Discovery Fund	0.00%
Buffalo Growth Fund	0.00%	Buffalo Mid Cap Growth Fund	100.00%
Buffalo Growth & Income Fund	0.00%	Buffalo Small Cap Growth Fund	0.00%

With respect to the taxable year ended March 31, 2025, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gains of such year:

Funds	From Long-Term Capital Gains, Subject to the 15% Rate Gains Category:	From Long-Term Capital Gains, Using Proceeds from Shareholder Redemptions:
Buffalo Blue Chip Growth Fund	$5,277,543	$552,704
Buffalo Early Stage Growth Fund	—	—
Buffalo Flexible Allocation Fund	9,774,742	1,256,887
Buffalo Growth Fund	14,442,014	1,201,745
Buffalo Growth & Income Fund	—	178,372
Buffalo High Yield Fund	—	—
Buffalo International Fund	—	—
Buffalo Mid Cap Discovery Fund	62,600,806	14,080,296
Buffalo Mid Cap Growth Fund	9,288,740	812,482
Buffalo Small Cap Growth Fund	—	—

97

For the year ended March 31, 2025, the Buffalo International Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Fund	Gross Foreign Income	Foreign Tax Paid
Buffalo International Fund	$17,256,178	$(1,261,390)

98

BUFFALO FUNDS
ADDITIONAL INFORMATION (Unaudited)
The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO, by accessing the SEC’s website at http://www.sec.gov or the Funds’ website at https://buffalofunds.com.
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Trust files the Schedule of Investments or Options Written with the SEC on Form N-CSR (second and fourth quarters) and as an exhibit to its reports on Form N-PORT (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-PORT on the SEC’s website at http://www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
The Buffalo Blue Chip Growth Fund (formerly Buffalo Large Cap Fund) and Buffalo Growth Fund held a special meeting of shareholders on May 8, 2024 relating to the reclassification of each Fund's fundamental policy regarding diversification. The shareholders of each Fund approved the reclassification of the Funds from diversified to non-diversified by eliminating each Fund's fundamental policy regarding diversification. With respect to the Buffalo Blue Chip Growth Fund, a total of 1,917,707 shares was represented at the meeting, either in person or by proxy, constituting 72.7% of the shares eligible to vote. With respect to the Buffalo Growth Fund, a total of 2,798,778 shares was represented at the meeting, either in person or by proxy, constituting 52.1% of the shares eligible to vote. The voting results were as follows:

	For	Against	Absent/ Withheld
Buffalo Blue Chip Growth Fund	1,862,373	38,164	17,170
Buffalo Growth Fund	2,643,272	125,380	30,126

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the year ended March 31, 2025 was $272,500.

99

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)
The Board of Trustees (the “Trustees”) of Buffalo Funds, a Delaware statutory trust, on behalf of its series, Buffalo Blue Chip Growth Fund, Buffalo Early Stage Growth Fund, Buffalo Flexible Allocation Fund, Buffalo Growth Fund, Buffalo Growth & Income Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Mid Cap Discovery Fund, Buffalo Mid Cap Growth Fund and Buffalo Small Cap Growth Fund (all such funds referred to collectively as the “Funds”) met in-person on November 21, 2024 to consider the renewal of the Amended and Restated Management Agreements (the “Management Agreements”) between the Trust, on behalf of the Funds, and Kornitzer Capital Management, Inc., the Funds’ investment adviser (the “Adviser,” or “KCM”).
In advance of the meeting, the Trustees requested (“15(c) Request for Information”) and received materials to assist them in considering the renewal of the Management Agreements. The materials provided contained information with respect to the factors enumerated below, including a copy of the Management Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Management Agreements, detailed comparative information relating to each Fund’s performance, as well as the management fees and expenses of the Funds, the Adviser’s Form ADV, select financial information of the Adviser, including a profitability analysis prepared by the Adviser, and other comparative performance and fee information. The Trustees noted they receive information periodically throughout the year that was relevant to the consideration of the Management Agreements.
In addition, the Independent Trustees (as defined below) met with their outside legal counsel on November 11, 2024 and immediately prior to the Board meeting held on November 21, 2024, to review and discuss the 15(c) Request for Information and the Trustees’ duties under the Investment Company Act of 1940, as amended, and state law in considering the proposed renewal of the Management Agreements.
Based on their evaluation of information provided by KCM, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Management Agreements for an additional term of one year ending November 30, 2025.
In considering the renewal of the Management Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by KCM to the Funds and the amount of time devoted to the Funds’ affairs by KCM’s staff. The Trustees considered KCM’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by KCM, as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at KCM involved in the day-to-day activities of the Funds. In Executive Session, the Independent Trustees reviewed information provided by KCM in response to the Board’s 15(c) Request for Information, including: (i) the structure of KCM’s compliance program; (ii) KCM’s continuing commitment to the growth of the Funds’ assets; (iii) KCM’s marketing and distribution strategies; and (iv) KCM’s continued investment in systems, equipment and other resources. The Trustees noted during the course of the prior year they had met with representatives of KCM to discuss the Funds’ performance and outlook, along with the marketing and distribution and compliance efforts made by KCM throughout the year. The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of KCM, and the lack of both significant shareholder complaints and financial statement issues. The Trustees discussed KCM’s handling of compliance matters, including the quarterly and annual reports of the Trust’s CCO to the Trustees on the effectiveness of KCM’s compliance program.
The Trustees concluded that KCM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the

100

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
Management Agreements and that the nature, overall quality and extent of the management services provided to the Funds, as well as KCM’s compliance program, were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND KCM
In assessing the quality of the portfolio management services delivered by KCM, the Trustees compared the short-term and long-term performance of the Investor Class shares of each Fund on an absolute basis, in comparison to a benchmark index, and in comparison to a peer group as constructed using data from Morningstar, Inc. (each a “Peer Group”).
Buffalo Blue Chip Growth Fund. The Trustees noted the Buffalo Blue Chip Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024 was above the median for the Peer Group of U.S. open-end large growth funds, falling within the first quartile for the year-to-date, three-year and ten-year periods, and within the second quartile for the one-year and five-year periods. The Trustees next noted that the Buffalo Blue Chip Growth Fund underperformed the Russell 1000 Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024.
Buffalo Early Stage Growth Fund. The Trustees noted the Buffalo Early Stage Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024 was below the median for the Peer Group of U.S. open-end small growth funds, falling into the third quartile for the year-to-date, one-year and ten-year periods, and into the fourth quartile for the three-year and five-year periods. The Trustees noted that based on information provided by KCM, the Early Stage Growth Fund would more closely align with a micro-cap category, but Morningstar, Inc. does not have such a category and the Fund is therefore included in the small growth category. As such, the Trustees also considered information compiled by KCM assessing the Early Stage Growth Fund’s performance against that of a Lipper peer group of micro-cap funds that had the term “micro-cap” within their fund name. The Trustees observed that the Fund’s performance fell within the third quartile of the Lipper micro-cap peer group for the one-year period ended September 30, 2024. The Trustees next noted that for the year-to-date, one-year, three-year and five-year periods ended September 30, 2024, the Buffalo Early Stage Growth Fund underperformed the Russell 2000 Growth Index but outperformed the Index for the ten-year period ended September 30, 2024.
Buffalo Flexible Allocation Fund. The Trustees noted the Buffalo Flexible Allocation Fund’s performance for the three-year period ended September 30, 2024 was above the median for the Fund’s Peer Group of large value funds, falling within the first quartile of the Peer Group. The Trustees then noted the Buffalo Flexible Allocation Fund’s performance for the five-year period ended September 30, 2024 was equal to the median for the Fund’s Peer Group of large value funds. The Trustees next noted that the Buffalo Flexible Allocation Fund’s performance for the year-to-date, one-year and ten-year periods ended September 30, 2024 was below the median for the Peer Group, falling within the third quartile for the year-to-date period and the fourth quartile for the one-year and ten-year periods. The Trustees finally noted that the Buffalo Flexible Allocation Fund outperformed the Russell 3000 Index for the three-year period ended September 30, 2024, but underperformed the Index for the year-to-date, one-year, five-year and ten-year periods ended September 30, 2024.
Buffalo Growth Fund. The Trustees noted the Buffalo Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods was below the median for the Peer Group of U.S. open-end large growth funds, falling within the third quartile of the Peer Group for all periods. The Trustees next noted that the Buffalo Growth Fund underperformed the Russell 3000 Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024.
Buffalo Growth & Income Fund. The Trustees noted the Buffalo Growth & Income Fund’s performance for the year-to-date and one-year periods ended September 30, 2024 was below the median for the Peer Group of U.S. open-end large blend funds, falling into the third quartile for both periods. The Trustees then noted the Buffalo Growth & Income Fund’s performance for the three-year, five-year and ten-year periods ended September 30, 2024 was above the median for the Peer Group of U.S. open-end

101

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
large blend funds, falling at the bottom of the first quartile for the three-year period, and into the second quartile for the five-year and ten-year periods. The Trustees further noted for the three-year period ended September 30, 2024, the Buffalo Growth & Income Fund outperformed the Russell 1000 Index, but underperformed the Index for the year-to-date, one-year, five-year and ten-year periods ended September 30, 2024.
Buffalo High Yield Fund. The Trustees noted the Buffalo High Yield Fund’s performance for the year-to-date, three-year, five-year and ten-year periods ended September 30, 2024, was above the median for the Peer Group of U.S. open-end high yield bond funds, falling within the first quartile for each of these periods. The Trustees next noted the Buffalo High Yield Fund’s performance for the five-year period was the best of the Peer Group. The Trustees then noted the Buffalo High Yield Fund’s performance for the one-year period ended September 30, 2024 was below the median for the Peer Group, falling within the fourth quartile. The Trustees next noted for the three-year, five-year and ten-year periods ended September 30, 2024, the Buffalo High Yield Fund outperformed the ICE BofA U.S. High Yield Index, but the Buffalo High Yield Fund underperformed the Index for the year-to-date and one-year periods ended September 30, 2024.
Buffalo International Fund. The Trustees noted the Buffalo International Fund’s performance for the three-year, five-year and ten-year periods ended September 30, 2024 was above the median for the Peer Group of U.S. open-end foreign large growth funds, noting the Fund’s performance was in the first quartile for the five-year and ten-year periods and the second quartile for the three-year period. The Trustees then noted the Buffalo International Fund’s performance for the ten-year period was the best of the Peer Group. The Trustees next noted the Buffalo International Fund’s performance for the year-to-date and one-year periods ended September 30, 2024 was below the median for the Peer Group, noting the Fund’s performance was in the fourth quartile for both periods. The Trustees further noted for the five-year and ten-year periods ended September 30, 2024, the Buffalo International Fund outperformed the FTSE All-World ex US Index, but had underperformed the Index for the year-to-date, one-year and three-year periods ended September 30, 2024.
Buffalo Mid Cap Discovery Fund. The Trustees noted the Buffalo Mid Cap Discovery Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024 was below the median for the Peer Group of U.S. open-end mid cap growth funds, falling within the third quartile of the Peer Group for the one-year, three-year and ten-year periods, and within the fourth quartile for the year-to-date and five-year periods. The Trustees further noted the Buffalo Mid Cap Discovery Fund underperformed the Russell Mid-Cap Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024.
Buffalo Mid Cap Growth Fund. The Trustees noted the Buffalo Mid Cap Growth Fund’s performance for the three-year period ended September 30, 2024 was above the median for the Peer Group of U.S. open-end mid-cap growth funds, falling within the second quartile. The Trustees then noted the Buffalo Mid Cap Growth Fund’s performance for the year-to-date, one-year and ten-year periods ended September 30, 2024 was below the median for the Peer Group, falling within the third quartile for all periods. The Trustees next noted the Buffalo Mid Cap Growth Fund’s performance for the five-year period ended September 30, 2024 was equal to the median for the Peer Group. The Trustees also noted the Buffalo Mid Cap Growth Fund underperformed the Russell Midcap Growth Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024.
Buffalo Small Cap Growth Fund. The Trustees noted the Buffalo Small Cap Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2024, was below the median for the Peer Group of U.S. open-end small cap growth funds, falling within the third quartile for the ten-year period and within the fourth quartile for the year-to-date, one-year, three-year and five-year periods. The Trustees further noted that for the year-to-date, one-year and three-year periods ended September 30, 2024, the Buffalo Small Cap Growth Fund underperformed the Russell 2000 Growth Index and outperformed the Index for the five-year and ten-year periods ended September 30, 2024.

102

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
After considering all of the information, including specific responses regarding Fund performance, including KCM’s efforts to improve performance of underperforming Funds, the Trustees concluded that the performance obtained by KCM for the Funds was satisfactory under current market conditions and in light of each Fund’s investment objective, strategies and policies. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from KCM’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY KCM
The Trustees considered the cost of services and the structure of KCM’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed related statistical information, including the comparative expenses, expense components and peer group selections. The Trustees considered the cost structure of each Fund relative to its Peer Group.
The Trustees also considered the overall profitability of the Funds to KCM and examined the level of profits that could be expected to accrue to KCM from the fees payable under the Management Agreements, as well as the Funds’ brokerage commissions and use of soft dollars by KCM. The Trustees also considered the profitability of each Fund before and after any distribution costs borne by KCM. These considerations were based on materials requested by the Trustees specifically for the Meeting, as well as the presentations made by KCM over the course of the year.
In reviewing the Morningstar 15(c) materials, the Board noted the Investor Class shares of the Buffalo Funds operate under a unitary fee structure whereby many of the Funds’ ordinary operating expenses are paid by KCM out of its advisory fee rather than paid directly by the Funds. The Board noted the difficulty of comparing the Buffalo Funds to non-unitary fee funds and observed that the contractual advisory fee comparison in the Board materials which used the gross management fee (meaning the management fee data also included the fees paid by KCM to Fund Services under a master servicing agreement), and referred to below as the “contractual management fee,” was the most appropriate. The Board also noted the net expense ratio used in the Morningstar comparative data excludes any Rule 12b-1 fees imposed by other funds.
Buffalo Blue Chip Growth Fund. The Trustees noted the Buffalo Blue Chip Growth Fund’s contractual management fee of 0.75% fell within the third quartile of the Peer Group, above the median and average of 0.71%. The Trustees further noted the net expense ratio of 0.89% for the Buffalo Blue Chip Growth Fund fell within the second quartile of the Peer Group, below the median of 0.91% and average of 0.93%, which fell within the second quartile. Based on a profitability analysis prepared by KCM, the Trustees concluded that, while KCM was not realizing profits in connection with its management of the Blue Chip Growth Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.
Buffalo Early Stage Growth Fund. The Trustees noted the Buffalo Early Stage Growth Fund’s contractual management fee of 1.30% fell at the top of the fourth quartile of the Peer Group and was above the median of 0.85%and average of 0.88%. The Trustees further noted the net expense ratio of 1.45% for the Buffalo Early Stage Growth Fund fell within the fourth quartile of the Peer Group, above the median of 1.10% and average of 1.13%. Similar to the Peer Group performance comparisons, the Trustees noted that based on information provided by KCM, the Early Stage Growth Fund would more closely align with a micro-cap category, but Morningstar, Inc. does not have such a category and the Fund is therefore included in the small growth category. As such, the Trustees also considered information compiled by KCM assessing the Early Stage Growth Fund’s contractual management fee and net expense information against those of a Lipper peer group of micro-cap funds that had the term “micro-cap” within their fund name. The Trustees observed that the Fund’s net expense ratio fell within the 53rd percentile compared to the Lipper micro-cap peer group. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Early Stage Growth Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.

103

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
Buffalo Flexible Allocation Fund. The Trustees noted the Buffalo Flexible Allocation Fund’s contractual management fee of 0.85% fell within the fourth quartile of the Peer Group and was above the median of 0.69% and average of 0.68%. The Trustees further noted the net expense ratio of 1.01% for the Buffalo Flexible Allocation Fund fell within the fourth quartile of the Peer Group, above the median of 0.81% and average of 0.85%. Based on a profitability analysis prepared by KCM, the Trustees concluded that, while KCM was not realizing profits in connection with its management of the Flexible Allocation Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.
Buffalo Growth Fund. The Trustees noted the Buffalo Growth Fund’s contractual management fee of 0.75% fell in the third quartile of the Peer Group, above the median of 0.71% and average of 0.70%. The Trustees further noted the net expense ratio of 0.87% for the Buffalo Growth Fund fell within the second quartile of the Peer Group, below the median of 0.88% and equal to the average of 0.87%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Growth Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Growth & Income Fund. The Trustees noted the Buffalo Growth & Income Fund’s contractual management fee of 0.75% fell within the third quartile of the Peer Group and was above the median of 0.73% and average of 0.70%. The Trustees further noted the net expense ratio of 0.94% for the Buffalo Growth & Income Fund fell into the third quartile of the Peer Group, above the median of 0.93% and average of 0.90%. Based on a profitability analysis prepared by KCM, the Trustees concluded that, while KCM was not realizing profits in connection with its management of the Growth & Income Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.
Buffalo High Yield Fund. The Trustees noted the Buffalo High Yield Fund’s contractual management fee of 0.85% fell at the top of the fourth quartile of the Peer Group, above the median and average of 0.58%. The Trustees further noted the net expense ratio of 1.03% for the Buffalo High Yield Fund fell within the fourth quartile of the Peer Group, above the median of 0.77% and average of 0.79%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the High Yield Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo International Fund. The Trustees noted the Buffalo International Fund’s contractual management fee of 0.85% fell within the third quartile of the Peer Group, above the median of 0.81% and average of 0.78%. The Trustees further noted the net expense ratio of 1.05% for the Buffalo International Fund fell within the fourth quartile of the Peer Group, above the median of 0.88% and average of 0.89%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the International Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Mid Cap Discovery Fund. The Trustees noted the Buffalo Mid Cap Discovery Fund’s contractual management fee of 0.85% fell within the third quartile of the Peer Group, above the median and average of 0.75%. The Trustees further noted the net expense ratio of 1.01% for the Buffalo Mid Cap Discovery Fund fell in the fourth quartile of the Peer Group, above the median of 0.95%, and average of 0.99%. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Buffalo Mid Cap Discovery Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
Buffalo Mid Cap Growth Fund. The Trustees noted the Buffalo Mid Cap Growth Fund’s contractual management fee of 0.85% fell within the third quartile of the Peer Group, above the median of 0.78% and equal to the average of 0.85%. The Trustees further noted the net expense ratio of 0.97% for the Buffalo Mid Cap Growth Fund fell within the second quartile of the Peer Group, below the median of 1.05% and average of 1.15%. Based on a profitability analysis prepared by KCM, the Trustees concluded

104

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
that, while KCM was not realizing profits in connection with its management of the Mid Cap Growth Fund, KCM maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.
Buffalo Small Cap Growth Fund. The Trustees noted the Buffalo Small Cap Growth Fund’s contractual management fee of 0.85% fell exactly between the second and third quartiles (50th percentile ranking) and was equal to the Peer Group median of 0.85% and was below the average of 0.86%. The Trustees further noted the net expense ratio of 0.97% for the Buffalo Small Cap Growth Fund was below the Peer Group median of 1.04% and average of 1.10%. The Trustees further noted the annual management fee is subject to reduced fees paid on assets in excess of certain levels. Based on a profitability analysis prepared by KCM, the Trustees concluded that KCM’s profit from sponsoring the Small Cap Growth Fund had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support its services to the Fund.
The Trustees concluded that each Fund’s expenses and the management fees paid to KCM were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees further concluded that KCM’s profit from sponsoring the Funds had not been, and currently is not, excessive and that KCM maintained adequate profit levels to support the services to the Funds.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. In considering the economies of scale for each Fund, the Board considered that the Buffalo Funds’ Investor Class shares operate under a unitary fee structure whereby many of the Funds’ ordinary operating expenses are paid by KCM out of its advisory fee rather than being paid directly by the Funds.
Buffalo Blue Chip Growth Fund. The Trustees reviewed the structure of the Buffalo Blue Chip Growth Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Blue Chip Growth Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Early Stage Growth Fund. The Trustees reviewed the structure of the Buffalo Early Stage Growth Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Early Stage Growth Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Flexible Allocation Fund. The Trustees reviewed the structure of the Buffalo Flexible Allocation Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Flexible Allocation Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Growth Fund. The Trustees reviewed the structure of the Buffalo Growth Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Growth Fund’s management fee structure did not

105

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Growth & Income Fund. The Trustees reviewed the structure of the Buffalo Growth & Income Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Growth & Income Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo High Yield Fund. The Trustees reviewed the structure of the Buffalo High Yield Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo High Yield Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo International Fund. The Trustees reviewed the structure of the Buffalo International Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo International Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Mid Cap Discovery Fund. The Trustees reviewed the structure of the Buffalo Mid Cap Discovery Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Mid Cap Discovery Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Mid Cap Growth Fund. The Trustees reviewed the structure of the Buffalo Mid Cap Growth Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted the Buffalo Mid Cap Growth Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.
Buffalo Small Cap Growth Fund. The Trustees reviewed the structure of the Buffalo Small Cap Growth Fund’s contractual management fee and net expense ratio and considered whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees further noted the Buffalo Small Cap Growth Fund’s management fee structure contained breakpoint reductions as the Fund’s assets grow in size.
The Trustees concluded that the current fee structure for each Fund was reasonable and reflected a sharing of economies of scale between KCM and each Fund at each Fund’s current asset levels.

106

BUFFALO FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT
ADVISORY CONTRACT (Unaudited)(Continued)
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by KCM from its association with the Funds. The Trustees examined the brokerage commissions of KCM with respect to the Funds. The Trustees concluded that the benefits KCM may receive, such as greater name recognition, growth in separate account management services, greater exposure to press coverage or increased ability to obtain research or brokerage services through the use of soft dollars, appear to be reasonable, and may benefit the Funds through growth in assets.
CONCLUSIONS
Based on their review of the foregoing information, the Trustees found the terms of the Management Agreements were fair and reasonable and in the best interests of each Fund. As such, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreements for an additional one-year term ending November 30, 2025.

107

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the year ended March 31, 2025 was $272,500.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on June 3, 2011.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By	/s/ Laura Symon Browne
Laura Symon Browne
President and Treasurer
Principal Executive Officer and Principal Financial Officer

Date	5/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Laura Symon Browne
Laura Symon Browne
President and Treasurer
Principal Executive Officer and Principal Financial Officer

Date	5/30/2025